UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2011

Date of reporting period:	January 1, 2011 — June 30, 2011

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|11

Semiannual report

Putnam VT
Global Asset Allocation Fund

Putnam
INVESTMENTS

Message from the Trustees

Dear Fellow Shareholder:

In early August, equity markets around the world were rocked by indications of slowing economic growth and worsening debt issues in Europe and the United States. Significantly, Standard & Poor’s downgraded U.S. sovereign debt to AA+ from AAA on August 5. While Putnam’s investment team believes the downgrade will have limited immediate impact on the real economy, it is important to recognize that market volatility has risen in the near term.

Long-term investors are wise to seek the counsel of their financial advisors during volatile times and to remember that market volatility historically has served as an opportunity for nimble managers to both guard against risk and pursue new opportunities. We believe that many investment opportunities still exist today, and that Putnam’s active, research-intensive investment approach offers shareholders a potential advantage in this environment.

We would like to thank John A. Hill, who has served as Chairman of the Trustees since 2000 and who continues on as a Trustee, for his service. We are pleased to announce that Jameson A. Baxter is the new Chair, having served as Vice Chair since 2005 and a Trustee since 1994. Ms. Baxter is President of Baxter Associates, Inc., a private investment firm, and Chair of the Mutual Fund Directors Forum. In addition, she serves as Chair Emeritus of the Board of Trustees of Mount Holyoke College, Director of the Adirondack Land Trust, and Trustee of the Nature Conservancy’s Adirondack Chapter.

Lastly, we would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 6/30/11)

Investment objective

Long-term return consistent with preservation of capital

Net asset value June 30, 2011

Class IA: $14.81		Class IB: $14.92

Total return at net asset value
				Barclays
				Capital U.S.
	Class IA	Class IB	Russell 3000	Aggregate
(as of 6/30/11)	shares*	shares†	Index	Bond Index

6 months	4.77%	4.63%	6.35%	2.72%

1 year	22.30	22.01	32.37	3.90

5 years	22.91	21.66	17.93	37.15
Annualized	4.21	4.00	3.35	6.52

10 years	53.98	51.11	40.23	74.81
Annualized	4.41	4.21	3.44	5.74

Life	446.85	428.44	807.45	406.61
Annualized	7.53	7.37	9.88	7.17

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 6/30/11. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes.

Putnam VT Global Asset Allocation Fund	1

Report from your fund’s manager

We saw stock markets rally then retreat in the first half of 2011. How did this affect the fund’s performance?

Early in the year, optimism about economic growth pushed stock and commodity prices higher, while bonds struggled. These trends changed direction in April. Disappointing economic data, the disruption to global manufacturing from Japan’s earthquake, and renewed fears about sovereign debt risk undercut stocks and commodities, while a flight to quality helped Treasuries and other high-quality bonds. Given the back-and-forth swings in optimism and pessimism about the economy, we saw stocks and bonds alternate in leading markets. Putnam VT Global Asset Allocation Fund benefited from diversification across asset classes, and from security selection among stocks.

Which investments helped results?

We saw solid results from our picks in U.S. large- and small-cap allocations, as well as within our international developed-market weighting. The portfolio’s fixed-income position also contributed. We favored a variety of mortgage-backed securities that had reached distressed price levels during the 2008 crisis, and had exposure to a number of other fixed-income sectors.

Could you provide examples of holdings that lifted performance?

One of the biggest contributors was Estée Lauder, the beauty products company. The company has achieved sales growth of 15% in a global economy growing at a much slower rate. We sold our position at a profit by period-end.

Our selections in the software and semiconductor industries generally fared well, and one example was Cypress Semiconductor, which we also sold during the period. This company designs products for increasingly popular touch-screen smart-phones. Although the financials sector was weak during the period, two stocks contributed strong returns: AMG, which is a distribution platform for a group of boutique investment management firms, and credit rating agency Moody’s. We eliminated our position in AMG at a profit.

In international markets, BT Group of the United Kingdom, a global telecommunications company, and Saipem of Italy, an oil and gas company, contributed to results. During the period, we sold Saipem.

In which areas did you see disappointing results?

Our currency overlay and our positions in commodities had an adverse impact. The currency strategy was hurt in part by the rally in the Japanese yen, when it was anticipated that Japan’s insurance companies would repatriate foreign holdings in order to pay property and casualty claims.

With regard to commodities, prices generally weakened in the final months of the period when the economy hit a soft patch. Energy, food, and metals prices declined.

Within the equity allocation, Hewlett-Packard had difficulty. Demand for personal computers has fallen, in part because of the popularity of tablet computers and other mobile devices. The company is also facing competition in its data center services business. In international markets, Fujitsu, the Japanese office-goods company, was hurt by the disruption of manufacturing activity in Japan.

How do you manage derivatives in the portfolio?

We use a variety of derivatives to reduce volatility and, in some cases, to enhance returns. In the bond market, we hedge prepayment and interest-rate risks with futures contracts and interest-rate swap contracts. We also use credit default swaps to hedge credit and market risk. On the equity side, we use futures contracts to equitize cash and manage exposure to market risk. We use options to hedge pricing risk and to generate income. Forward currency contracts are used to hedge foreign exchange risk or gain exposures to specific currencies.

What do you see on the horizon for the markets and for the fund?

We believe economic growth may improve during the second half of 2011. The major factors that slowed economic growth in recent months — spikes in food and oil prices, and the disruption in global automobile and electronics supply chains — are already reversing. The fund holds a diversified portfolio of equity and fixed-income securities that we believe offer attractive total return prospects. A more positive economic trend is likely to provide a tailwind to stocks, but may be adverse for bonds. We can, however, actively manage all weightings in the fund should risks increase in the bond market.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The fund may invest a portion of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Current and future portfolio holdings are subject to risk.

2	Putnam VT Global Asset Allocation Fund

Your fund’s managers

Portfolio Manager Jeffrey L. Knight is Head of Global Asset Allocation at Putnam. A CFA charterholder, he joined Putnam in 1993 and has been in the investment industry since 1987.

In addition to Jeffrey, your fund is managed by James Fetch, Robert Kea, Robert Schoen, and Jason Vaillancourt.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

Putnam VT Global Asset Allocation Fund	3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2011, to June 30, 2011. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/11		for the 6 months ended 6/30/11

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$4.37	$5.63	$4.31	$5.56

Ending value
(after expenses)	$1,047.70	$1,046.30	$1,020.53	$1,019.29

Annualized
expense ratio	0.86%	1.11%	0.86%	1.11%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/11. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

4	Putnam VT Global Asset Allocation Fund

The fund’s portfolio 6/30/11 (Unaudited)

COMMON STOCKS (48.7%)*	Shares	Value

Basic materials (3.6%)
Agrium, Inc. (Canada)	123	$10,794

Albany International Corp. Class A	1,407	37,131

Albemarle Corp.	5,300	366,760

Andersons, Inc. (The) S	2,536	107,146

Archer-Daniels-Midland Co.	340	10,251

Arkema (France)	568	58,548

BASF SE (Germany)	3,291	322,885

BBMG Corp. (China)	69,000	103,530

BHP Billiton, Ltd. (Australia)	5,924	280,118

Black Earth Farming, Ltd. SDR (Sweden) †	606	2,351

Boise, Inc.	6,640	51,726

Carillion PLC (United Kingdom)	12,874	77,800

Century Aluminum Co. †	1,042	16,307

CF Industries Holdings, Inc.	71	10,059

China Agri-Industries Holdings, Ltd. (China)	5,000	5,310

China BlueChemical, Ltd. (China)	6,000	4,969

China Shanshui Cement Group, Ltd. (China)	49,000	56,954

Coeur d’Alene Mines Corp. †	1,008	24,454

Compagnie de Saint-Goban (France)	612	39,682

Cresud S.A.C.I.F. y A. ADR (Argentina)	247	4,011

Cytec Industries, Inc. S	3,600	205,884

Domtar Corp. (Canada)	286	27,090

Ferro Corp. †	2,188	29,407

First Quantum Minerals, Ltd. (Canada)	400	58,376

Fletcher Building, Ltd. (New Zealand)	9,581	68,462

Fortescue Metals Group, Ltd. (Australia)	5,310	36,439

Freeport-McMoRan Copper & Gold, Inc. Class B	14,800	782,920

Georgia Gulf Corp. †	739	17,839

Golden Agri-Resources, Ltd. (Singapore)	12,000	6,674

GrainCorp, Ltd. (Australia)	716	6,408

Hecla Mining Co. † S	2,868	22,055

HeidelbergCement AG (Germany)	404	25,825

HQ Sustainable Maritime Industries, Inc. † F	1,069	2,972

Huabao International Holdings, Ltd. (China)	11,000	10,015

Incitec Pivot, Ltd. (Australia)	2,057	8,576

Innophos Holdings, Inc.	1,189	58,023

International Flavors & Fragrances, Inc.	4,700	301,928

Intrepid Potash, Inc. †	177	5,753

JSR Corp. (Japan)	3,300	64,054

K&S AG (Germany)	442	34,015

KapStone Paper and Packaging Corp. †	3,528	58,459

Koninklijke DSM NV (Netherlands)	1,831	118,986

Koppers Holdings, Inc.	1,865	70,739

Kronos Worldwide, Inc. S	1,356	42,646

KWS Saat AG (Germany)	13	2,954

Layne Christensen Co. †	1,587	48,150

MeadWestvaco Corp.	9,742	324,506

Mercator Minerals, Ltd. (Canada) †	1,375	4,081

Minerals Technologies, Inc.	1,194	79,150

Monsanto Co.	5,351	388,162

Mosaic Co. (The)	131	8,873

Neenah Paper, Inc.	712	15,151

NewMarket Corp.	217	37,044

Nitto Denko Corp. (Japan)	7,100	360,807

COMMON STOCKS (48.7%)* cont.	Shares	Value

Basic materials cont.
Noranda Aluminum Holding Corp. †	1,131	$17,123

Nufarm, Ltd. (Australia) †	1,026	4,963

OM Group, Inc. †	2,356	95,748

Petronas Chemicals Group Bhd (Malaysia) †	11,100	26,092

PolyOne Corp.	2,845	44,012

Potash Corp. of Saskatchewan, Inc. (Canada)	366	20,858

PPG Industries, Inc.	5,600	508,424

Rare Element Resources, Ltd. (Canada) † S	1,876	20,805

Rayonier, Inc. R S	8,200	535,870

Rio Tinto PLC (United Kingdom)	5,092	367,405

Rio Tinto, Ltd. (Australia)	5,813	519,961

Rock-Tenn Co. Class A	413	27,398

Sealed Air Corp.	5,800	137,982

Sinofert Holdings, Ltd. (China)	8,000	3,536

SLC Agricola SA (Brazil)	272	3,222

Sociedad Quimica y Minera de Chile SA ADR (Chile)	212	13,721

Stillwater Mining Co. † S	2,821	62,090

Syngenta AG (Switzerland) †	1,232	416,116

Taiwan Fertilizer Co., Ltd. (Taiwan)	2,000	6,171

TPC Group, Inc. †	670	26,277

Uralkali (Russia) † Δ	4,344	39,139

Vale Fertilizantes SA (Preference) (Brazil)	634	9,590

Vallourec SA (France) †	424	51,708

Vedanta Resources PLC (United Kingdom)	634	21,332

Vilmorin & Cie (France)	29	3,579

Viterra, Inc. (Canada)	597	6,493

voestalpine AG (Austria)	3,169	175,152

W.R. Grace & Co. † S	2,893	132,008

Weyerhaeuser Co. R	8,500	185,810

Wilmar International, Ltd. (Singapore)	2,000	8,849

Xstrata PLC (United Kingdom)	4,837	106,594

Yara International ASA (Norway)	198	11,174

		8,532,411
Capital goods (3.1%)
ABB, Ltd. (Switzerland) †	13,588	352,536

AeroVironment, Inc. †	993	35,103

AGCO Corp. †	298	14,709

Aisin Seiki Co., Ltd. (Japan)	3,100	120,091

Altra Holdings, Inc. †	2,674	64,149

American Axle & Manufacturing Holdings, Inc. †	1,537	17,491

Applied Industrial Technologies, Inc. S	2,132	75,921

Autoliv, Inc. (Sweden) S	2,700	211,815

AZZ, Inc.	721	33,022

Canon, Inc. (Japan)	4,100	195,601

Chart Industries, Inc. †	1,251	67,529

CNH Global NV (Netherlands) †	227	8,774

Cobham PLC (United Kingdom)	7,340	24,956

Cookson Group PLC (United Kingdom)	2,724	29,435

Deere & Co.	179	14,759

Douglas Dynamics, Inc.	1,477	23,322

Dover Corp.	9,538	646,676

Duoyuan Global Water, Inc. ADR (China) † F S	1,826	7,085

DXP Enterprises, Inc. †	1,322	33,513

Emerson Electric Co. S	12,305	692,156

EnPro Industries, Inc. † S	647	31,101

European Aeronautic Defense and Space Co. (France)	3,477	116,522

Exide Technologies †	2,648	20,231

Putnam VT Global Asset Allocation Fund	5

COMMON STOCKS (48.7%)* cont.	Shares	Value

Capital goods cont.
Faurecia (France)	980	$42,027

Franklin Electric Co., Inc.	879	41,269

Generac Holdings, Inc. †	1,426	27,664

Invensys PLC (United Kingdom)	10,176	52,633

John Bean Technologies Corp.	1,783	34,448

Kadant, Inc. †	1,378	43,421

Lindsay Corp.	322	22,154

LMI Aerospace, Inc. †	988	24,137

Lockheed Martin Corp.	7,018	568,247

LS Corp. (South Korea)	257	26,610

LSB Industries, Inc. † S	1,217	52,234

Meritor, Inc. †	949	15,222

Metso Corp. OYJ (Finland)	1,016	57,785

Mitsubishi Electric Corp. (Japan)	42,000	487,986

MTU Aero Engines Holding AG (Germany)	406	32,470

NACCO Industries, Inc. Class A	161	15,588

Nalco Holding Co.	8,300	230,823

Parker Hannifin Corp.	7,300	655,102

Polypore International, Inc. †	1,120	75,981

Powell Industries, Inc. † S	789	28,799

Power-One, Inc. † S	4,028	32,627

Raytheon Co. S	10,941	545,409

Regal-Beloit Corp.	4,700	313,819

Rheinmetall AG (Germany)	427	37,851

Schneider Electric SA (France)	419	70,086

SembCorp Industries, Ltd. (Singapore)	27,000	110,181

Singapore Technologies Engineering, Ltd.
(Singapore)	11,000	27,073

SKF AB Class B (Sweden)	9,101	263,753

Societe BIC SA (France)	922	89,214

Thomas & Betts Corp. †	1,597	85,998

Timken Co.	701	35,330

TriMas Corp. †	3,017	74,671

United Technologies Corp.	1,498	132,588

Valmont Industries, Inc.	987	95,137

Vinci SA (France)	887	56,888

		7,341,722
Communication services (2.5%)
ADTRAN, Inc. S	2,167	83,885

Allot Communications, Ltd. (Israel) †	836	15,290

American Tower Corp. Class A †	5,700	298,281

Aruba Networks, Inc. † S	928	27,422

AT&T, Inc. S	18,331	575,777

Atlantic Tele-Network, Inc. S	476	18,259

BCE, Inc. (Canada)	1,541	60,485

BroadSoft, Inc. †	568	21,658

BT Group PLC (United Kingdom)	92,230	298,613

China Mobile, Ltd. (China)	3,000	27,914

Cincinnati Bell, Inc. †	9,407	31,231

Deutsche Telekom AG (Germany)	5,525	86,761

DIRECTV Class A †	13,591	690,695

EchoStar Corp. Class A †	5,908	215,228

France Telecom SA (France)	7,040	149,907

GeoEye, Inc. †	788	29,471

HSN, Inc. †	679	22,353

IAC/InterActiveCorp. †	14,700	561,099

Iridium Communications, Inc. † S	9,826	84,995

COMMON STOCKS (48.7%)* cont.	Shares	Value

Communication services cont.
Kabel Deutschland Holding AG (Germany) †	1,149	$70,738

Loral Space & Communications, Inc. †	634	44,044

MetroPCS Communications, Inc. †	5,400	92,934

NeuStar, Inc. Class A †	1,659	43,466

Newport Corp. †	931	16,916

NICE Systems, Ltd. ADR (Israel) †	1,002	36,433

NII Holdings, Inc. †	12,773	541,320

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	7,400	359,985

NTELOS Holdings Corp.	1,818	37,124

NTT DoCoMo, Inc. (Japan)	41	73,173

Tele2 AB Class B (Sweden)	3,232	63,979

Telecom Corp. of New Zealand, Ltd. (New Zealand)	77,639	157,331

Telenet Group Holding NV (Belgium) †	1,100	52,404

USA Mobility, Inc.	1,742	26,583

Verizon Communications, Inc.	23,721	883,133

Virgin Media, Inc. (United Kingdom)	1,090	32,624

Vodafone Group PLC (United Kingdom)	41,944	111,405

		5,942,916
Conglomerates (1.2%)
3M Co.	1,007	95,514

General Electric Co.	41,745	787,311

Honeywell International, Inc.	14,000	834,260

Israel Corp., Ltd. (The) (Israel)	179	194,622

Marubeni Corp. (Japan)	4,000	26,596

Mitsui & Co., Ltd. (Japan)	9,300	160,896

Siemens AG (Germany)	2,044	281,059

SPX Corp.	5,225	431,899

		2,812,157
Consumer cyclicals (6.1%)
Advance Auto Parts, Inc. S	4,700	274,903

Aeropostale, Inc. † S	947	16,573

Alliance Data Systems Corp. † S	458	43,084

AMERCO †	130	12,500

ANN, Inc. †	2,448	63,893

Asahi Diamond Industrial Co., Ltd. (Japan)	3,000	65,680

Ascena Retail Group, Inc. †	1,284	43,720

Bayerische Motoren Werke (BMW) AG (Germany)	1,729	172,748

Bunzl PLC (United Kingdom)	4,607	57,740

Burberry Group PLC (United Kingdom)	9,826	228,932

Cash America International, Inc. S	642	37,153

Childrens Place Retail Stores, Inc. (The) †	454	20,198

Christian Dior SA (France)	858	135,171

Coach, Inc.	6,255	399,882

Compass Group PLC (United Kingdom)	9,529	92,020

Cooper Tire & Rubber	527	10,429

Daimler AG (Registered Shares) (Germany)	1,707	128,637

Deluxe Corp.	2,093	51,718

DG FastChannel, Inc. † S	2,185	70,029

Dongfeng Motor Group Co., Ltd. (China)	20,000	38,122

DSW, Inc. Class A †	1,981	100,258

Dun & Bradstreet Corp. (The) S	4,700	355,038

Edenred (France)	1,085	33,147

Elders, Ltd. (Australia) †	6,143	2,452

Expedia, Inc.	10,900	315,991

Express, Inc.	1,063	23,173

EZCORP, Inc. Class A †	2,651	94,309

Fiat Industrial SpA (Italy) †	2,246	29,025

Fiat SpA (Italy)	8,954	98,419

6	Putnam VT Global Asset Allocation Fund

COMMON STOCKS (48.7%)* cont.	Shares	Value

Consumer cyclicals cont.
Finish Line, Inc. (The) Class A	2,902	$62,103

Foot Locker, Inc.	13,900	330,264

GameStop Corp. Class A † S	10,700	285,369

Genesco, Inc. † S	1,130	58,873

GNC Holdings, Inc. Class A †	3,263	71,166

GOME Electrical Appliances Holdings, Ltd. (China)	79,000	31,653

Gordmans Stores, Inc. † S	959	16,677

Great Lakes Dredge & Dock Corp.	4,587	25,595

Helen of Troy, Ltd. (Bermuda) †	422	14,572

Iconix Brand Group, Inc. †	1,392	33,686

Indofood Agri Resources, Ltd. (Singapore) †	1,000	1,302

Industria de Diseno Textil (Inditex) SA (Spain)	1,224	111,682

Interpublic Group of Companies, Inc. (The)	27,900	348,750

Intersections, Inc.	954	17,363

JB Hi-Fi, Ltd. (Australia)	877	16,135

Jos. A. Bank Clothiers, Inc. †	1,221	61,062

JS Group Corp. (Japan)	500	12,890

Kimberly-Clark Corp.	9,000	599,040

Kingfisher PLC (United Kingdom)	25,522	109,575

Knology, Inc. †	4,883	72,513

Kuoni Reisen Holding AG (Cat B) (Switzerland) †	49	18,953

La-Z-Boy, Inc. †	3,408	33,637

LG Corp. (South Korea)	366	27,685

Limited Brands, Inc. S	12,200	469,090

M6-Metropole Television (France)	2,264	52,449

Maidenform Brands, Inc. † S	1,506	41,656

MasTec, Inc. †	1,530	30,172

Medifast, Inc. †	1,138	27,005

Men’s Wearhouse, Inc. (The)	1,022	34,441

Moody’s Corp.	3,771	144,618

Myer Holdings, Ltd. (Australia)	14,008	39,749

News Corp. Class A	40,000	708,000

Next PLC (United Kingdom)	7,467	278,953

Nintendo Co., Ltd. (Japan)	100	18,840

Nissan Motor Co., Ltd. (Japan)	18,300	192,184

Nu Skin Enterprises, Inc. Class A S	1,205	45,248

Omnicom Group, Inc. S	11,000	529,760

OPAP SA (Greece)	4,662	72,769

Pandora A/S (Denmark) S	1,878	59,079

Perry Ellis International, Inc. †	1,862	47,016

Persimmon PLC (United Kingdom)	8,043	62,330

Peugeot SA (France)	6,399	286,824

Phillips-Van Heusen Corp.	357	23,373

Porsche Automobil Holding SE
(Preference) (Germany)	1,330	105,634

PPR SA (France)	449	80,059

R. R. Donnelley & Sons Co.	20,000	392,200

Randstad Holding NV (Netherlands)	595	27,538

Rent-A-Center, Inc.	1,567	47,888

Select Comfort Corp. †	1,247	22,421

Signet Jewelers, Ltd. (Bermuda) †	808	37,822

Sinclair Broadcast Group, Inc. Class A	3,291	36,135

Sonic Automotive, Inc. Class A S	7,599	111,325

Sony Corp. (Japan)	9,000	238,330

Sotheby’s Holdings, Inc. Class A	757	32,930

Stage Stores, Inc.	1,892	31,786

Steiner Leisure, Ltd. (Bahamas) †	872	39,833

COMMON STOCKS (48.7%)* cont.	Shares	Value

Consumer cyclicals cont.
Steven Madden, Ltd. † S	2,641	$99,064

Suzuki Motor Corp. (Japan)	6,100	137,525

Swire Pacific, Ltd. (Hong Kong)	17,000	250,664

Tata Motors, Ltd. (India)	904	20,247

Time Warner, Inc.	17,296	629,056

TJX Cos., Inc. (The) S	10,300	541,059

TNS, Inc. †	2,269	37,665

Toro Co. (The)	411	24,866

Town Sports International Holdings, Inc. †	2,190	16,666

Tractor Supply Co.	357	23,876

Trump Entertainment Resorts, Inc. F	34	170

TRW Automotive Holdings Corp. † S	3,500	206,605

TUI Travel PLC (United Kingdom)	17,442	62,890

UniFirst Corp.	517	29,050

Valeo SA (France) †	2,065	141,164

ValueClick, Inc. †	761	12,633

VF Corp. S	3,326	361,071

Volkswagen AG (Preference) (Germany)	711	146,958

Volvo AB Class B (Sweden)	2,497	43,696

Wal-Mart Stores, Inc.	19,697	1,046,699

Walt Disney Co. (The)	3,300	128,832

Warnaco Group, Inc. (The) † S	1,151	60,140

Wheelock and Co., Ltd. (Hong Kong)	12,000	48,550

Whirlpool Corp.	3,700	300,884

Williams-Sonoma, Inc.	7,400	270,026

World Fuel Services Corp. S	727	26,121

WPP PLC (Ireland)	7,489	93,860

Zale Corp. † S	2,534	14,190

		14,517,173
Consumer staples (4.6%)
AFC Enterprises †	6,845	112,600

Ajinomoto Co., Inc. (Japan)	5,000	59,484

Anheuser-Busch InBev NV (Belgium)	3,246	188,528

Associated British Foods PLC (United Kingdom)	1,434	24,954

Avis Budget Group, Inc. † S	2,827	48,313

Biglari Holdings, Inc. †	79	30,893

BRF — Brasil Foods SA ADR (Brazil)	343	5,944

British American Tobacco (BAT) PLC
(United Kingdom)	1,889	82,893

Bunge, Ltd.	139	9,584

Career Education Corp. †	2,128	45,007

CEC Entertainment, Inc.	1,497	60,045

Chaoda Modern Agriculture Holdings, Ltd. (China)	10,000	4,355

Chiquita Brands International, Inc. † S	120	1,562

Coca-Cola Co. (The)	7,200	484,488

Core-Mark Holding Co., Inc. †	733	26,168

Corn Products International, Inc.	143	7,905

Costco Wholesale Corp. S	1,900	154,356

CVS Caremark Corp.	9,700	364,526

Danone (France)	964	72,016

DeNA Co., Ltd. (Japan)	1,400	60,404

DineEquity, Inc. †	1,319	68,944

Domino’s Pizza, Inc. †	2,697	68,072

Dr. Pepper Snapple Group, Inc.	13,100	549,283

Elizabeth Arden, Inc. †	2,302	66,827

Energizer Holdings, Inc. † S	2,782	201,306

Genuine Parts Co.	7,100	386,240

Glanbia PLC (Ireland)	430	2,984

Putnam VT Global Asset Allocation Fund	7

COMMON STOCKS (48.7%)* cont.	Shares	Value

Consumer staples cont.
Heineken Holding NV (Netherlands)	1,760	$90,159

Henkel AG & Co. KGaA (Germany)	1,444	100,368

Hershey Co. (The)	5,868	333,596

Imperial Tobacco Group PLC (United Kingdom)	799	26,588

IOI Corp. Bhd (Malaysia)	3,700	6,497

ITT Educational Services, Inc. †	313	24,489

Japan Tobacco, Inc. (Japan)	50	193,045

Kao Corp. (Japan)	3,600	94,652

Kerry Group PLC Class A (Ireland)	4,707	194,888

Koninklijke Ahold NV (Netherlands)	18,053	242,889

Kroger Co. (The)	11,700	289,926

Kuala Lumpur Kepong Bhd (Malaysia)	900	6,605

Lawson, Inc. (Japan)	600	31,526

Lincoln Educational Services Corp.	1,901	32,602

Lorillard, Inc. S	2,500	272,175

Maple Leaf Foods, Inc. (Canada)	278	3,430

McDonald’s Corp.	2,614	220,412

MEIJI Holdings Co., Ltd. (Japan)	1,400	59,023

National Presto Industries, Inc.	206	20,907

Nestle SA (Switzerland)	3,263	202,906

Nippon Meat Packers, Inc. (Japan)	20,000	286,892

Olam International, Ltd. (Rights) (Singapore) † F	726	95

Olam International, Ltd. (Singapore)	16,000	35,608

Omega Protein Corp. †	1,608	22,190

On Assignment, Inc. †	1,837	18,058

Papa John’s International, Inc. †	595	19,790

PepsiCo, Inc.	5,080	357,784

Philip Morris International, Inc.	12,861	858,729

Prestige Brands Holdings, Inc. †	2,616	33,589

Procter & Gamble Co. (The)	11,724	745,295

PT Astra Agro Lestari Tbk (Indonesia)	1,500	4,118

PT Perusahaan Perkebunan London Sumatra Indonesia
Tbk (Indonesia)	13,500	3,665

Rakuten, Inc. (Japan)	29	30,069

Reckitt Benckiser Group PLC (United Kingdom)	6,842	378,184

Revlon, Inc. Class A †	1,458	24,494

Ruth’s Hospitality Group, Inc. †	1,395	7,826

Safeway, Inc. S	23,180	541,717

Sally Beauty Holdings, Inc. †	2,709	46,324

Shutterfly, Inc. † S	238	13,666

Smithfield Foods, Inc. †	156	3,412

Spartan Stores, Inc.	1,225	23,924

Spectrum Brands Holdings, Inc. †	766	24,512

SRA International, Inc. Class A †	1,013	31,322

Suedzucker AG (Germany)	1,359	48,355

Synergy Co. (Russia) †	923	31,470

Tate & Lyle PLC (United Kingdom)	488	4,830

Tesco PLC (United Kingdom)	5,227	33,763

Tyson Foods, Inc. Class A	274	5,321

Unilever NV (Netherlands)	4,891	160,535

Unilever PLC (United Kingdom)	857	27,623

USANA Health Sciences, Inc. †	312	9,759

W.W. Grainger, Inc. S	3,900	599,235

Walgreen Co.	8,600	365,156

WM Morrison Supermarkets PLC (United Kingdom)	10,822	51,766

Wolseley PLC (Switzerland)	9,426	307,761

Yamazaki Baking Co., Inc. (Japan)	11,000	147,476

Zhongpin, Inc. (China) † S	2,600	27,248

		10,965,925

COMMON STOCKS (48.7%)* cont.	Shares	Value

Energy (5.2%)
Atwood Oceanics, Inc. †	1,276	$56,310

BG Group PLC (United Kingdom)	8,671	197,006

BP PLC (United Kingdom)	29,618	218,272

Cairn Energy PLC (United Kingdom) †	1,806	12,037

Caltex Australia, Ltd. (Australia)	7,791	98,627

Cameron International Corp. †	12,300	618,567

Canadian Natural Resources, Ltd. (Canada)	1,100	46,155

Chevron Corp. S	7,801	802,255

Cimarex Energy Co.	6,700	602,464

Cloud Peak Energy, Inc. †	807	17,189

Compagnie Generale de Geophysique-Veritas (France) †	5,804	214,056

Complete Production Services, Inc. †	2,006	66,920

ConocoPhillips	3,648	274,293

Contango Oil & Gas Co. † S	578	33,778

CVR Energy, Inc. †	609	14,994

Deepocean Group (Shell) (Norway)	1,331	19,965

Energy Partners, Ltd. †	2,076	30,746

ENI SpA (Italy)	7,888	186,805

Exxon Mobil Corp.	27,204	2,213,862

First Solar, Inc. † S	437	57,802

Gazprom OAO ADR (Russia)	2,700	39,285

GT Solar International, Inc. † S	6,049	97,994

Halliburton Co.	19,278	983,178

Helix Energy Solutions Group, Inc. † S	4,060	67,234

Hidili Industry International Development, Ltd. (China)	31,000	27,027

Inpex Corp. (Japan)	15	110,789

James River Coal Co. † S	746	15,532

Marathon Oil Corp.	10,100	532,068

Murphy Oil Corp.	8,400	551,544

Nexen, Inc. (Canada)	1,575	35,536

Occidental Petroleum Corp.	1,195	124,328

Oceaneering International, Inc.	13,600	550,800

Oil States International, Inc. † S	566	45,229

Peabody Energy Corp.	10,900	642,119

Petrofac, Ltd. (United Kingdom)	3,137	76,314

Petroleo Brasileiro SA ADR
(Preference) (Brazil) S	1,151	35,313

Petroleo Brasileiro SA ADR (Brazil)	635	21,501

Petroleum Development Corp. † S	1,184	35,413

Petroquest Energy, Inc. † S	1,400	9,828

Rosetta Resources, Inc. † S	2,428	125,139

Royal Dutch Shell PLC Class B (United Kingdom)	10,248	366,215

Schlumberger, Ltd.	2,100	181,440

Stallion Oilfield Holdings, Ltd.	143	5,291

Statoil ASA (Norway)	13,985	354,988

Stone Energy Corp. † S	3,276	99,558

Swift Energy Co. † S	1,109	41,332

Technip SA (France)	906	97,256

TETRA Technologies, Inc. †	2,082	26,504

Total SA (France)	1,729	100,119

Tullow Oil PLC (United Kingdom)	3,888	77,466

Unit Corp. †	680	41,432

Vaalco Energy, Inc. †	3,852	23,189

Valero Energy Corp.	27,900	713,403

W&T Offshore, Inc. S	1,957	51,117

Walter Energy, Inc. S	1,945	225,231

Western Refining, Inc. †	1,649	29,797

		12,342,612

8	Putnam VT Global Asset Allocation Fund

COMMON STOCKS (48.7%)* cont.	Shares	Value

Financials (7.0%)
3i Group PLC (United Kingdom)	10,878	$49,133

ACE, Ltd.	1,017	66,939

Affiliated Managers Group †	2,800	284,060

Aflac, Inc.	5,500	256,740

Agree Realty Corp. R S	1,181	26,372

AIA Group, Ltd. (Hong Kong) †	28,600	99,535

Allianz SE (Germany)	1,243	173,860

Allied World Assurance Co. Holdings AG	5,268	303,331

American Capital Agency Corp. R	909	26,461

American Equity Investment Life Holding Co. S	3,752	47,688

American Express Co.	5,100	263,670

American Financial Group, Inc.	944	33,691

American Safety Insurance Holdings, Ltd. †	1,913	36,615

Annaly Capital Management, Inc. R S	16,000	288,640

Anworth Mortgage Asset Corp. R S	3,111	23,364

Arch Capital Group, Ltd. †	2,904	92,696

Ashford Hospitality Trust, Inc. R	2,992	37,250

Aspen Insurance Holdings, Ltd.	1,216	31,288

Assurant, Inc.	6,200	224,874

Assured Guaranty, Ltd. (Bermuda)	7,159	116,763

Australia & New Zealand Banking Group, Ltd.
(Australia)	14,038	331,683

AvalonBay Communities, Inc. R	800	102,720

Aviva PLC (United Kingdom)	3,732	26,325

AXA SA (France)	7,415	168,712

Banca Monte dei Paschi di Siena SpA
(Rights) (Italy) †	52,067	4,007

Banca Monte dei Paschi di Siena SpA (Italy) S	52,067	39,502

Banco Bradesco SA ADR (Brazil)	5,429	111,240

Banco Latinoamericano de Exportaciones SA Class E
(Panama)	2,647	45,846

Banco Santander Central Hispano SA (Spain)	2,728	31,542

Bank of America Corp.	44,104	483,380

Bank of Marin Bancorp.	496	17,544

Bank of the Ozarks, Inc.	1,323	68,875

Barclays PLC (United Kingdom)	85,923	354,058

Barratt Developments PLC (United Kingdom) †	15,538	28,512

Berkshire Hathaway, Inc. Class B †	5,500	425,645

BNP Paribas SA (France)	5,162	398,971

Broadridge Financial Solutions, Inc.	16,200	389,934

Calamos Asset Management, Inc. Class A	1,531	22,230

Cardtronics, Inc. †	1,909	44,766

CBL & Associates Properties, Inc. R S	2,992	54,245

CFS Retail Property Trust (Australia) R	14,893	29,073

Cheung Kong Holdings, Ltd. (Hong Kong)	4,000	58,823

China Construction Bank Corp. (China)	136,000	113,192

Chubb Corp. (The)	2,800	175,308

Citigroup, Inc.	17,079	711,170

CNO Financial Group, Inc. †	5,173	40,918

Commerzbank AG (Germany) †	9,545	41,148

CommonWealth REIT R	5,507	142,301

Community Bank System, Inc. S	1,091	27,046

DBS Group Holdings, Ltd. (Singapore)	3,000	35,937

Deutsche Bank AG (Germany)	2,862	169,342

Dexus Property Group (Australia)	22,964	21,740

DnB NOR ASA (Norway)	2,473	34,558

Dollar Financial Corp. † S	2,654	57,459

COMMON STOCKS (48.7%)* cont.	Shares	Value

Financials cont.
E*Trade Financial Corp. †	1,586	$21,887

Encore Capital Group, Inc. †	894	27,464

Endurance Specialty Holdings, Ltd. (Bermuda) S	4,700	194,251

Equity Residential Trust R	1,800	108,000

Evercore Partners, Inc. Class A	612	20,392

Extra Space Storage, Inc. R	1,029	21,949

Fifth Third Bancorp	16,300	207,825

Financial Institutions, Inc.	1,539	25,270

First Financial Bancorp	1,749	29,191

First Industrial Realty Trust † R S	2,088	23,908

Flagstone Reinsurance Holdings SA (Luxembourg)	2,802	23,621

Flushing Financial Corp.	2,691	34,983

Glimcher Realty Trust R	4,359	41,411

Goldman Sachs Group, Inc. (The)	2,053	273,234

Hang Lung Group, Ltd. (Hong Kong)	23,000	146,884

Hartford Financial Services Group, Inc. (The) S	14,900	392,913

Henderson Land Development Co., Ltd. (Hong Kong)	4,000	25,879

Home Bancshares, Inc.	1,144	27,044

HSBC Holdings PLC
(London Exchange) (United Kingdom)	17,997	178,826

Hudson City Bancorp, Inc.	27,800	227,682

Huntington Bancshares, Inc.	26,400	173,184

Industrial and Commercial Bank of China, Ltd. (China) †	36,000	27,564

ING Groep NV GDR (Netherlands) †	6,611	81,487

International Bancshares Corp.	1,930	32,289

Intesa Sanpaolo SpA (Italy)	91,320	243,447

Invesco Mortgage Capital, Inc. R	1,134	23,961

JPMorgan Chase & Co.	20,943	857,406

Julius Baer Group, Ltd. (Switzerland) †	727	30,049

Kinnevik Investment AB Class B (Sweden)	5,570	123,934

Lexington Realty Trust R	4,417	40,327

Lloyds Banking Group PLC (United Kingdom) †	329,798	259,661

LTC Properties, Inc. R	1,660	46,181

Macquarie Group, Ltd. (Australia)	1,764	59,426

Maiden Holdings, Ltd. (Bermuda)	2,545	23,160

Merchants Bancshares, Inc.	712	17,423

Mission West Properties R	2,197	19,290

Mitsubishi Estate Co., Ltd. (Japan)	2,000	35,125

Mitsubishi UFJ Financial Group, Inc. (Japan)	19,300	93,999

Mizuho Securities Co., Ltd. (Japan) †	111,000	267,598

Morgan Stanley	15,600	358,956

Nasdaq OMX Group, Inc. (The) † S	9,400	237,820

National Australia Bank, Ltd. (Australia)	6,272	173,127

National Bank of Canada (Canada)	608	49,357

National Health Investors, Inc. R	1,746	77,575

Nelnet, Inc. Class A	1,374	30,310

Newcastle Investment Corp. † R	2,882	16,658

Omega Healthcare Investors, Inc. R S	1,250	26,263

ORIX Corp. (Japan)	1,270	123,599

Orrstown Financial Services, Inc.	635	16,707

Park National Corp.	224	14,753

Ping An Insurance (Group) Co. of China, Ltd. (China)	4,500	46,926

PNC Financial Services Group, Inc.	9,800	584,178

Popular, Inc. (Puerto Rico) †	5,804	16,019

Portfolio Recovery Associates, Inc. † S	305	25,861

Protective Life Corp.	1,189	27,502

Prudential PLC (United Kingdom)	11,521	133,286

Putnam VT Global Asset Allocation Fund	9

COMMON STOCKS (48.7%)* cont.	Shares	Value

Financials cont.
PS Business Parks, Inc. R	820	$45,182

RenaissanceRe Holdings, Ltd.	1,981	138,571

Republic Bancorp, Inc. Class A	545	10,846

Rossi Residencial SA (Brazil)	5,500	44,960

Saul Centers, Inc. R	601	23,661

Sberbank OJSC (Russia) Δ	23,946	88,121

SCOR (France)	944	26,865

SeaCube Container Leasing, Ltd.	2,002	34,394

Shinhan Financial Group Co., Ltd. (South Korea)	1,190	56,841

Simon Property Group, Inc. R	1,500	174,345

Societe Generale SA (France)	505	30,005

Soho China, Ltd. (China)	36,500	32,737

Southside Bancshares, Inc.	1,393	27,651

Standard Chartered PLC (United Kingdom)	5,522	145,336

Starwood Property Trust, Inc. R	882	18,090

State Street Corp.	3,200	144,288

Swiss Life Holding AG (Switzerland) †	1,153	189,228

Symetra Financial Corp.	2,519	33,830

Tokio Marine Holdings, Inc. (Japan)	7,700	216,419

Travelers Cos., Inc. (The)	2,500	145,950

U-Store-It Trust R	2,051	21,577

U.S. Bancorp	13,400	341,834

Universal Health Realty Income Trust R	388	15,512

Universal Insurance Holdings, Inc.	3,448	16,102

Urstadt Biddle Properties, Inc. Class A R	1,238	22,420

Virginia Commerce Bancorp, Inc. † S	3,704	21,891

Warsaw Stock Exchange (Poland) †	1,062	20,151

Wells Fargo & Co.	14,385	403,643

Westpac Banking Corp. (Australia)	6,959	167,011

World Acceptance Corp. †	464	30,424

		16,445,629
Health care (5.9%)
Abbott Laboratories S	3,600	189,432

Acorda Therapeutics, Inc. †	542	17,512

Aetna, Inc.	11,922	525,641

Air Methods Corp. † S	353	26,383

Akorn, Inc. †	1,636	11,452

Alexza Pharmaceuticals, Inc. †	8,337	15,173

Allergan, Inc.	7,600	632,700

Amedisys, Inc. †	370	9,853

AmerisourceBergen Corp. S	9,400	389,160

AMN Healthcare Services, Inc. †	2,951	24,552

AmSurg Corp. † S	602	15,730

Amylin Pharmaceuticals, Inc. † S	896	11,971

Astellas Pharma, Inc. (Japan)	3,300	127,657

AstraZeneca PLC (United Kingdom)	7,389	369,002

Auxilium Pharmaceuticals, Inc. †	979	19,188

AVEO Pharmaceuticals, Inc. †	1,076	22,176

Bayer AG (Germany)	364	29,302

BioMarin Pharmaceuticals, Inc. † S	838	22,802

BioMerieux (France)	844	98,113

Biotest AG (Preference) (Germany)	473	34,257

Bruker Corp. †	1,183	24,086

Cardinal Health, Inc.	10,200	463,284

Coloplast A/S Class B (Denmark)	401	60,966

Complete Genomics, Inc. †	1,228	18,764

Computer Programs & Systems, Inc.	464	29,455

COMMON STOCKS (48.7%)* cont.	Shares	Value

Health care cont.
Conmed Corp. †	2,129	$60,634

Cooper Companies, Inc. (The)	649	51,427

Covidien PLC (Ireland)	439	23,368

Cubist Pharmaceuticals, Inc. †	1,282	46,139

Dendreon Corp. † S	1,573	62,039

Elan Corp. PLC ADR (Ireland) †	9,782	111,221

Eli Lilly & Co.	11,763	441,465

Endo Pharmaceuticals Holdings, Inc. † S	3,201	128,584

Forest Laboratories, Inc. †	15,325	602,886

Gentiva Health Services, Inc. † S	737	15,352

Gilead Sciences, Inc. †	16,300	674,983

GlaxoSmithKline PLC (United Kingdom)	15,590	334,167

Grifols SA (Spain)	1,739	34,946

Health Management Associates, Inc. Class A †	5,383	58,029

Health Net, Inc. † S	5,800	186,122

HealthSpring, Inc. †	2,429	112,001

Healthways, Inc. †	1,465	22,239

Hi-Tech Pharmacal Co., Inc. †	1,354	39,171

Human Genome Sciences, Inc. † S	454	11,141

Humana, Inc. †	5,500	442,970

Immucor, Inc. †	2,587	52,827

Impax Laboratories, Inc. †	2,136	46,543

Ironwood Pharmaceuticals, Inc. †	752	11,821

ISTA Pharmaceuticals, Inc. † S	4,820	36,849

Jazz Pharmaceuticals, Inc. † S	3,120	104,052

Johnson & Johnson	10,910	725,733

Kensey Nash Corp. † S	1,141	28,787

Kinetic Concepts, Inc. †	1,125	64,834

Laboratory Corp. of America Holdings †	3,400	329,086

Lincare Holdings, Inc. S	1,925	56,345

Magellan Health Services, Inc. †	1,518	83,095

Medco Health Solutions, Inc. †	9,100	514,332

Medicines Co. (The) †	1,229	20,291

Medicis Pharmaceutical Corp. Class A S	2,231	85,157

Merck & Co., Inc.	10,018	353,535

Metropolitan Health Networks, Inc. †	2,260	10,825

Mitsubishi Tanabe Pharma (Japan)	5,200	87,285

Momenta Pharmaceuticals, Inc. †	714	13,894

Neurocrine Biosciences, Inc. †	993	7,994

Nippon Shinyaku Co., Ltd. (Japan)	3,000	38,363

Novartis AG (Switzerland)	5,873	359,964

OraSure Technologies, Inc. †	8,419	71,814

Orion Oyj Class B (Finland)	2,238	57,745

Par Pharmaceutical Cos., Inc. †	3,266	107,713

Perrigo Co.	6,200	544,794

Pfizer, Inc.	29,123	599,934

Providence Service Corp. (The) †	1,166	14,750

Questcor Pharmaceuticals, Inc. † S	2,742	66,082

Roche Holding AG (Switzerland)	461	77,195

Salix Pharmaceuticals, Ltd. †	662	26,367

Sanofi (France)	6,367	512,536

Sanofi CVR (France) †	14,100	33,981

Sciclone Pharmaceuticals, Inc. †	5,869	35,449

Select Medical Holdings Corp. †	3,930	34,859

Sequenom, Inc. † S	3,435	25,934

Sirona Dental Systems, Inc. †	501	26,603

10	Putnam VT Global Aset Allocation Funds

COMMON STOCKS (48.7%)* cont.	Shares	Value

Health care cont.
Somaxon Pharmaceuticals, Inc. † S	6,102	$12,997

STAAR Surgical Co. †	2,656	14,077

Steris Corp.	405	14,167

Suzuken Co., Ltd. (Japan)	1,900	43,927

Synergetics USA, Inc. †	3,800	20,938

Synthes, Inc. (Switzerland)	535	94,170

Teva Pharmaceutical Industries, Ltd. ADR (Israel) S	1,863	89,834

Thoratec Corp. †	660	21,661

United Therapeutics Corp. † S	418	23,032

UnitedHealth Group, Inc.	16,021	826,363

Viropharma, Inc. †	1,718	31,783

Warner Chilcott PLC Class A (Ireland)	3,624	87,447

Waters Corp. †	6,400	612,736

Watson Pharmaceuticals, Inc. †	1,203	82,682

WellCare Health Plans, Inc. †	892	45,858

West Pharmaceutical Services, Inc.	455	19,911

WuXi PharmaTech (Cayman), Inc. ADR (China) †	1,381	24,250

YM Biosciences, Inc. (Canada) †	2,078	5,839

		13,986,535
Technology (7.2%)
Accenture PLC Class A S	15,100	912,342

Actuate Corp. †	2,427	14,198

Altek Corp. (Taiwan)	14,282	20,820

Amdocs, Ltd. (United Kingdom) †	6,918	210,238

Amkor Technologies, Inc. †	2,262	13,957

Analog Devices, Inc.	6,700	262,238

Anixter International, Inc.	1,258	82,198

Apple, Inc. †	5,772	1,937,487

Applied Materials, Inc.	49,100	638,791

ASML Holding NV (Netherlands)	758	27,956

Asustek Computer, Inc. (Taiwan) †	6,000	59,752

Baidu, Inc. ADR (China) †	100	14,013

Blue Coat Systems, Inc. †	2,159	47,196

Brocade Communications Systems, Inc. †	7,015	45,317

CA, Inc.	10,300	235,252

CACI International, Inc. Class A † S	1,018	64,215

Cavium, Inc. †	677	29,510

Check Point Software Technologies, Ltd. (Israel) † S	1,523	86,583

Cirrus Logic, Inc. †	1,669	26,537

Cisco Systems, Inc.	22,000	343,420

Coherent, Inc. †	445	24,595

Computershare, Ltd. (Australia)	2,984	28,420

CSG Systems International, Inc. † S	2,153	39,787

DDi Corp.	1,484	14,157

Dell, Inc. † S	28,527	475,545

Elpida Memory, Inc. (Japan) †	1,100	12,956

EnerSys †	1,711	58,893

Entegris, Inc. † S	5,404	54,688

F-Secure OYJ (Finland)	3,804	13,588

F5 Networks, Inc. † S	458	50,495

Fair Isaac Corp.	1,044	31,529

Fairchild Semiconductor Intl., Inc. †	5,521	92,256

Fortinet, Inc. †	5,213	142,263

Fujitsu, Ltd. (Japan)	40,000	228,715

Global Payments, Inc.	1,580	80,580

Google, Inc. Class A †	894	452,704

Harris Corp. S	11,646	524,769

COMMON STOCKS (48.7%)* cont.	Shares	Value

Technology cont.
Hewlett-Packard Co.	24,759	$901,228

Hitachi, Ltd. (Japan)	60,000	354,831

Hollysys Automation Technologies, Ltd. (China) †	1,500	13,980

Hon Hai Precision Industry Co., Ltd. (Taiwan)	16,000	55,191

IBM Corp.	5,572	955,877

Infineon Technologies AG (Germany)	9,670	108,845

Informatica Corp. †	872	50,951

Infospace, Inc. †	1,425	12,996

Integrated Silicon Solutions, Inc. †	931	9,003

Intel Corp.	19,353	428,862

Ixia † S	2,304	29,491

KEMET Corp. †	1,712	24,464

KEYW Holding Corp. (The) †	956	11,845

Kyocera Corp. (Japan)	800	81,418

L-3 Communications Holdings, Inc. S	6,200	542,190

Lexmark International, Inc. Class A † S	663	19,399

LG Display Co., Ltd. (South Korea)	2,500	69,561

LG Electronics, Inc. (South Korea)	158	12,332

Longtop Financial Technologies Ltd. ADR (Hong Kong) † F S	2,067	6,201

LTX-Credence Corp. †	4,676	41,803

Magma Design Automation, Inc. † S	5,792	46,278

Mantech International Corp. Class A S	512	22,743

Microsoft Corp.	55,511	1,443,286

MicroStrategy, Inc. †	604	98,259

Monotype Imaging Holdings, Inc. †	2,351	33,220

Murata Manufacturing Co., Ltd. (Japan)	700	46,781

NCI, Inc. †	308	6,998

Nova Measuring Instruments, Ltd. (Israel) †	3,437	34,782

Omnivision Technologies, Inc. †	689	23,984

ON Semiconductor Corp. †	20,300	212,541

Open Text Corp. (Canada) †	290	18,566

Oracle Corp.	11,182	368,000

Plantronics, Inc.	619	22,612

Polycom, Inc. † S	1,830	117,669

Progress Software Corp. †	458	11,052

QLogic Corp. †	21,920	348,966

Qualcomm, Inc.	3,139	178,264

Rohm Co., Ltd. (Japan)	600	34,393

Rubicon Technology, Inc. † S	836	14,095

SAIC, Inc. †	1,581	26,592

Samsung Electronics Co., Ltd. (South Korea)	51	39,639

SanDisk Corp. †	10,400	431,600

SAP AG (Germany)	1,210	73,351

Seagate Technology	14,200	229,472

Sourcefire, Inc. † S	2,209	65,651

STEC, Inc. †	1,008	17,146

Symantec Corp. †	3,763	74,206

Synchronoss Technologies, Inc. † S	1,850	58,701

Tech Data Corp. † S	2,324	113,620

TeleCommunication Systems, Inc. Class A †	5,273	25,469

Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	3,336	48,181

Teradata Corp. †	7,600	457,520

Teradyne, Inc. † S	26,157	387,124

TIBCO Software, Inc. †	2,115	61,377

Trend Micro, Inc. (Japan)	1,700	52,802

TTM Technologies, Inc. † S	5,402	86,540

Putnam VT Global Asset Allocation Fund	11

COMMON STOCKS (48.7%)* cont.	Shares	Value

Technology cont.
Unimicron Technology Corp. (Taiwan)	16,000	$28,618

Unisys Corp. †	1,366	35,106

Veeco Instruments, Inc. † S	515	24,931

VeriFone Systems, Inc. †	843	37,387

VeriSign, Inc.	1,505	50,357

Web.com Group, Inc. †	1,253	15,437

Websense, Inc. † S	2,502	64,977

Western Digital Corp. †	6,300	229,194

Zix Corp. †	3,008	11,551

		16,957,466
Transportation (0.7%)
Alaska Air Group, Inc. †	1,065	72,910

Alexander & Baldwin, Inc.	1,350	65,016

CAI International, Inc. †	3,235	66,835

Central Japan Railway Co. (Japan)	36	283,078

ComfortDelgro Corp., Ltd. (Singapore)	35,000	41,636

Deutsche Lufthansa AG (Germany)	1,663	36,281

Deutsche Post AG (Germany)	2,189	42,114

Genesee & Wyoming, Inc. Class A †	766	44,918

Hitachi Transport System, Ltd. (Japan)	1,500	25,661

HUB Group, Inc. Class A †	615	23,161

International Consolidated Airlines Group SA
(United Kingdom) †	14,335	58,260

Quality Distribution, Inc. †	1,298	16,900

TAL International Group, Inc.	1,020	35,221

Turk Hava Yollari (Turkey) †	8,902	23,291

United Continental Holdings, Inc. † S	16,781	379,754

US Airways Group, Inc. † S	10,598	94,428

Wabtec Corp.	1,001	65,786

Yangzijiang Shipbuilding Holdings, Ltd. (China)	190,000	227,056

		1,602,306
Utilities and power (1.6%)
AES Corp. (The) †	23,861	303,989

Alliant Energy Corp.	3,581	145,603

Ameren Corp. S	3,400	98,056

American Electric Power Co., Inc.	3,949	148,798

Atco, Ltd. Class I (Canada)	814	52,774

Centrica PLC (United Kingdom)	16,682	86,659

China Resources Power Holdings Co., Ltd. (China)	16,000	31,269

China WindPower Group, Ltd. (China) †	380,000	33,280

Chubu Electric Power, Inc. (Japan)	1,500	29,369

CMS Energy Corp. S	6,800	133,892

DPL, Inc.	7,605	229,367

EDF Energies Nouvelles SA (France)	148	8,530

Electric Power Development Co. (Japan)	1,500	40,532

Enel SpA (Italy)	21,464	140,370

Energias de Portugal (EDP) SA (Portugal)	54,852	195,051

Entergy Corp.	3,100	211,668

Exelon Corp.	13,100	561,204

Fortum OYJ (Finland)	2,681	77,739

GDF Suez (France)	876	32,098

International Power PLC (United Kingdom)	3,088	15,962

NRG Energy, Inc. †	7,300	179,434

Public Power Corp. SA (Greece)	1,874	26,884

Red Electrica Corp. SA (Spain)	5,250	317,307

RWE AG (Germany)	1,019	56,572

TECO Energy, Inc. S	21,500	406,135

Toho Gas Co., Ltd. (Japan)	8,000	43,351

COMMON STOCKS (48.7%)* cont.	Shares	Value

Utilities and power cont.
Tokyo Gas Co., Ltd. (Japan)	8,000	$36,205

Westar Energy, Inc.	5,002	134,604

		3,776,702

Total common stocks (cost $95,241,181)		$115,223,554

CORPORATE BONDS AND NOTES (16.2%)*	Principal amount	Value

Basic materials (1.2%)
Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013	$30,000	$30,692

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 5.95s, 2021	60,000	63,865

ArcelorMittal sr. unsec. unsub. 9.85s, 2019
(France)	110,000	139,450

Associated Materials, LLC 144A company
guaranty sr. notes 9 1/8s, 2017	50,000	49,875

Atkore International, Inc. 144A sr. notes 9 7/8s,
2018	55,000	57,750

BHP Billiton Finance USA, Ltd. company guaranty
sr. unsec. unsub. notes 6 1/2s, 2019 (Canada)	70,000	83,763

Catalyst Paper Corp. 144A company
guaranty sr. notes 11s, 2016 (Canada)	20,000	17,100

Celanese US Holdings, LLC company
guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)	20,000	21,100

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021
(Germany)	40,000	40,900

Chemtura Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2018	10,000	10,475

Compass Minerals International, Inc. company
guaranty sr. unsec. notes 8s, 2019	60,000	65,550

Dow Chemical Co. (The) sr. unsec.
unsub. notes 8.55s, 2019	75,000	96,708

Dow Chemical Co. (The) sr. unsec.
unsub. notes 5.9s, 2015	30,000	33,700

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021	95,000	92,215

E.I. du Pont de Nemours & Co. sr. unsec.
notes FRN 0.667s, 2014	30,000	30,191

Exopack Holding Corp. 144A sr. notes 10s, 2018	30,000	29,775

Ferro Corp. sr. unsec. notes 7 7/8s, 2018	80,000	83,000

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 7s, 2015 (Australia)	35,000	35,689

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 6 7/8s, 2018 (Australia)	55,000	55,981

Freeport-McMoRan Copper & Gold, Inc. sr. unsec.
notes 8 3/8s, 2017	327,000	356,839

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty notes 9s, 2020	20,000	20,500

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty sr. notes 8 7/8s, 2018	35,000	36,400

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2021	25,000	27,188

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2020	45,000	49,050

International Paper Co. sr. unsec. notes 7.95s, 2018	80,000	95,256

JMC Steel Group 144A sr. notes 8 1/4s, 2018	15,000	15,225

KRATON Polymers, LLC/KRATON Polymers
Capital Corp. sr. notes 6 3/4s, 2019	10,000	10,000

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019	50,000	65,028

Lyondell Chemical Co. sr. notes 11s, 2018	105,000	117,600

Lyondell Chemical Co. 144A company
guaranty sr. notes 8s, 2017	103,000	114,588

12	Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Basic materials cont.
Momentive Performance Materials, Inc.
notes 9s, 2021	$70,000	$71,400

NewPage Corp. company guaranty sr. notes
11 3/8s, 2014	45,000	41,963

Nexeo Solutions, LLC/Nexeo Solutions
Finance Corp. 144A sr. sub. notes 8 3/8s, 2018	30,000	30,375

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020	75,000	81,000

Novelis, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2015	45,000	45,281

Old All, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) † F	55,000	—

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 9s, 2019 (Australia)	62,000	82,152

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 5.2s, 2040 (Australia)	30,000	29,038

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. unsub. notes 3 1/2s, 2020
(Australia)	25,000	23,925

Smurfit Kappa Funding PLC sr. sub. notes 7 3/4s,
2015 (Ireland)	EUR 5,000	7,391

Smurfit Kappa Funding PLC sr. unsec.
sub. notes 7 3/4s, 2015 (Ireland)	$40,000	40,400

Smurfit Kappa Treasury company guaranty
r. unsec. unsub. debs. 7 1/2s, 2025 (Ireland)	5,000	4,825

Solutia, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2017	45,000	48,825

Solutia, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2020	45,000	48,600

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	5,000	5,275

Steel Dynamics, Inc. sr. unsec.
unsub. notes 7 3/4s, 2016	45,000	47,250

Teck Resources Limited company
guaranty sr. unsec. unsub. notes 4 3/4s, 2022
(Canada)	80,000	80,209

Teck Resources Limited sr. notes 10 1/4s, 2016
(Canada)	45,000	53,775

Thompson Creek Metals Co., Inc. 144A company
guaranty sr. notes 7 3/8s, 2018 (Canada)	20,000	19,600

TPC Group, LLC 144A sr. notes 8 1/4s, 2017	50,000	51,875

Tube City IMS Corp. company guaranty sr. unsec.
sub. notes 9 3/4s, 2015	45,000	46,463

USG Corp. 144A company guaranty sr. notes
8 3/8s, 2018	15,000	14,775

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty sr. notes FRN Ser. B, 4.023s, 2014	10,000	9,225

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A
sr. notes 8 3/4s, 2019	20,000	17,800

Xstrata Finance Canada, Ltd. 144A company
guaranty 5.8s, 2016 (Canada)	35,000	39,196

		2,886,071
Capital goods (0.7%)
Allied Waste North America, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2017	100,000	108,375

Allison Transmission 144A company guaranty
11s, 2015	50,000	53,250

Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 7 1/8s, 2019	10,000	9,725

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Capital goods cont.
Altra Holdings, Inc. company
guaranty sr. notes 8 1/8s, 2016	$70,000	$75,600

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 5 1/4s, 2014	25,000	24,688

American Axle & Manufacturing, Inc. 144A
company guaranty sr. notes 9 1/4s, 2017	32,000	34,880

BE Aerospace, Inc. sr. unsec.
unsub. notes 6 7/8s, 2020	10,000	10,450

Berry Plastics Corp. company guaranty notes
FRN 4.122s, 2014	25,000	23,250

Berry Plastics Corp. company
guaranty sr. notes 9 1/2s, 2018	25,000	24,813

Berry Plastics Corp. notes 9 3/4s, 2021	5,000	4,838

Boeing Capital Corp. sr. unsec.
unsub. notes 4.7s, 2019	125,000	134,160

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020	35,000	37,100

Crown Americas, LLC/Crown Americas Capital Corp.
III 144A sr. notes 6 1/4s, 2021	20,000	20,200

Delphi Corp. 144A sr. notes 6 1/8s, 2021	30,000	29,625

Exide Technologies 144A sr. notes 8 5/8s, 2018	25,000	26,000

Graham Packaging Co., LP/GPC Capital Corp.
company guaranty sr. unsec. notes 8 1/4s, 2017	20,000	22,300

Griffon Corp. 144A company guaranty sr. unsec.
notes 7 1/8s, 2018	15,000	15,056

John Deere Capital Corp. notes Ser. MTN,
5 1/4s, 2012	65,000	68,681

Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017	35,000	36,925

Kratos Defense & Security Solutions, Inc. 144A
sr. notes 10s, 2017	55,000	58,025

Legrand SA unsec. unsub. debs. 8 1/2s,
2025 (France)	159,000	199,384

Pitney Bowes, Inc. sr. unsec.
unsub. notes Ser. MTN, 5 1/4s, 2037	50,000	51,798

Pittsburgh Glass Works, LLC 144A
sr. notes 8 1/2s, 2016	30,000	30,825

Polypore International, Inc. company
guaranty sr. unsec. notes 7 1/2s, 2017	30,000	31,725

Pregis Corp. company
guaranty sr. sub. notes 12 3/8s, 2013	25,000	24,781

Raytheon Co. sr. unsec. notes 4 7/8s, 2040	45,000	41,358

Ryerson Holding Corp. sr. disc. notes zero %, 2015	15,000	8,025

Ryerson, Inc. company guaranty sr. notes 12s, 2015	89,000	94,563

Teleflex, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2019	35,000	35,438

Tenneco, Inc. company guaranty sr. unsec.
notes 8 1/8s, 2015	20,000	21,050

Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2018	20,000	20,950

Tenneco, Inc. company
guaranty sr. unsub. notes 6 7/8s, 2020	35,000	35,613

Thermadyne Holdings Corp. 144A sr. notes 9s, 2017	65,000	67,925

Thermon Industries, Inc. company
guaranty sr. notes 9 1/2s, 2017	40,000	42,900

TransDigm, Inc. 144A sr. sub. notes 7 3/4s, 2018	50,000	52,500

United Technologies Corp. sr. unsec.
notes 5 3/8s, 2017	107,000	122,818

		1,699,594

Putnam VT Global Asset Allocation Fund	13

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Communication services (1.9%)
Adelphia Communications Corp. escrow
bonds zero %, 2011	$55,000	$34

AMC Networks, Inc. 144A company
guaranty sr. unsec notes 7 3/4s, 2021	15,000	15,675

American Tower Corp. sr. unsec. notes 7s, 2017	70,000	78,943

AT&T, Inc. company guaranty sr. unsec.
unsub. notes 5.35s, 2040	34,000	32,227

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	90,000	100,379

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	30,000	31,641

Bellsouth Capital Funding unsec. notes
7 7/8s, 2030	132,000	162,759

Bresnan Broadband Holdings, LLC 144A company
guaranty sr. unsec. unsub. notes 8s, 2018	20,000	20,900

Cablevision Systems Corp. sr. unsec.
unsub. notes 8 5/8s, 2017	80,000	86,700

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020	15,000	16,088

Cablevision Systems Corp. sr. unsec.
unsub. notes 7 3/4s, 2018	25,000	26,656

CCH II, LLC/CCH II Capital company
guaranty sr. unsec. notes 13 1/2s, 2016	77,895	91,721

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2018	5,000	5,269

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021	35,000	34,475

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsub. notes 7s, 2019	25,000	25,750

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L,
7 7/8s, 2012	105,000	111,612

Cequel Communications Holdings I LLC/Cequel
Capital Corp. 144A sr. notes 8 5/8s, 2017	95,000	98,800

Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015	20,000	20,250

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 3/4s, 2018	50,000	47,375

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company
guaranty sr. notes 12s, 2015	115,000	123,194

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	156,000	176,104

Cox Communications, Inc. 144A notes 5 7/8s, 2016	27,000	30,604

Cricket Communications, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2020	70,000	68,600

Cricket Communications, Inc. company
guaranty sr. unsec. unsub. notes 10s, 2015	110,000	118,525

Crown Castle International Corp. sr. unsec.
notes 7 1/8s, 2019	15,000	15,788

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	15,000	15,083

CSC Holdings LLC sr. notes 6 3/4s, 2012	1,000	1,029

CSC Holdings LLC sr. unsec. unsub. notes
8 1/2s, 2014	10,000	11,075

Deutsche Telekom International Finance BV company
guaranty 8 3/4s, 2030 (Germany)	143,000	188,730

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 7 5/8s, 2016	25,000	27,250

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 5s, 2021	80,000	82,859

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. unsub. notes
5 7/8s, 2019	40,000	44,363

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Communication services cont.
EH Holding Corp. 144A sr. notes 6 1/2s, 2019	$30,000	$30,525

EH Holding Corp. 144A sr. unsec. notes
7 5/8s, 2021	50,000	51,000

Frontier Communications Corp. sr. unsec.
notes 8 1/2s, 2020	70,000	76,300

Frontier Communications Corp. sr. unsec.
notes 8 1/4s, 2017	30,000	32,625

Intelsat Jackson Holding Co. company
guaranty sr. unsec. notes 11 1/4s, 2016
(Bermuda)	55,000	58,300

Intelsat Jackson Holdings SA 144A company
guaranty sr. notes 7 1/2s, 2021 (Bermuda)	50,000	49,688

Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/2s, 2017
(Luxembourg) ‡‡	86,562	93,054

Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/4s, 2017
(Luxembourg)	205,000	220,119

Intelsat Luxembourg SA 144A company
guaranty sr. unsec. notes 11 1/2s, 2017
(Luxembourg) ‡‡	35,000	37,625

Koninklijke (Royal) KPN NV sr. unsec.
unsub. bonds 8 3/8s, 2030 (Netherlands)	30,000	38,595

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 9 1/4s, 2014	90,000	92,588

Level 3 Financing, Inc. 144A company
guaranty sr. unsec. unsub. notes 9 3/8s, 2019	30,000	31,275

Mediacom LLC/Mediacom Capital Corp. sr. unsec.
notes 9 1/8s, 2019	25,000	26,375

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2018	90,000	95,175

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2020	15,000	14,850

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016	75,000	87,000

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 7 5/8s, 2021	15,000	15,638

PAETEC Holding Corp. company
guaranty sr. notes 8 7/8s, 2017	45,000	47,250

PAETEC Holding Corp. 144A sr. unsec.
notes 9 7/8s, 2018	40,000	41,450

Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	15,000	15,225

Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	125,000	131,563

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	25,000	25,875

Rogers Communications, Inc. sec. notes 6 3/8s,
2014 (Canada)	93,000	104,306

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2019	5,000	5,350

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8s, 2016	75,000	79,781

Sprint Capital Corp. company guaranty 6 7/8s, 2028	215,000	203,713

Sprint Nextel Corp. sr. notes 8 3/8s, 2017	90,000	98,888

Sprint Nextel Corp. sr. unsec. notes 6s, 2016	25,000	24,969

TCI Communications, Inc. company guaranty
7 7/8s, 2026	36,000	46,164

Time Warner Cable, Inc. company
guaranty sr. unsec. notes 7 1/2s, 2014	20,000	23,005

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 8 1/4s, 2014	120,000	139,736

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2039	25,000	27,348

14	Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Communication services cont.
Verizon Communications, Inc. sr. unsec.
unsub. notes 8 3/4s, 2018	$162,000	$211,018

Verizon New Jersey, Inc. debs. 8s, 2022	45,000	53,688

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	50,000	60,952

Wind Acquisition Finance SA 144A
sr. notes 11 3/4s, 2017 (Netherlands)	100,000	113,250

Windstream Corp. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018	15,000	15,900

Windstream Corp. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2013	5,000	5,425

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2017	65,000	68,981

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2021	35,000	36,575

		4,541,602
Conglomerates (—%)
Honeywell International, Inc. sr. unsec.
unsub. notes 5 3/8s, 2041	55,000	56,110

Honeywell International, Inc. sr. unsec.
unsub. notes 4 1/4s, 2021	40,000	41,251

		97,361
Consumer cyclicals (2.6%)
Affinion Group Holdings, Inc. 144A company
guaranty sr. notes 11 5/8s, 2015	40,000	40,000

Affinion Group, Inc. company guaranty sr. unsec.
sub. notes 11 1/2s, 2015	45,000	46,463

Affinion Group, Inc. 144A sr. notes 7 7/8s, 2018	50,000	46,750

AMC Entertainment, Inc. sr. sub. notes 8s, 2014	20,000	20,050

AMC Entertainment, Inc. 144A
sr. sub. notes 9 3/4s, 2020	65,000	66,463

American Casino & Entertainment Properties LLC
sr. notes 11s, 2014	48,000	50,160

American Media, Inc. 144A notes 13 1/2s, 2018	3,167	3,412

Ameristar Casinos, Inc. 144A sr. notes 7 1/2s, 2021	40,000	41,250

ARAMARK Holdings Corp. 144A sr. notes
8 5/8s, 2016 ‡‡	15,000	15,263

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018	15,000	15,638

Beazer Homes USA, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2015	15,000	13,313

Beazer Homes USA, Inc. company
guaranty sr. unsec. unsub. notes 9 1/8s, 2018	25,000	21,531

Beazer Homes USA, Inc. 144A sr. notes 9 1/8s, 2019	30,000	25,800

Bon-Ton Department Stores, Inc. (The) company
guaranty 10 1/4s, 2014	60,000	60,000

Brickman Group Holdings, Inc. 144A
sr. notes 9 1/8s, 2018	10,000	10,075

Building Materials Corp. 144A company
guaranty sr. notes 7 1/2s, 2020	40,000	41,850

Building Materials Corp. 144A sr. notes 7s, 2020	15,000	15,713

Building Materials Corp. 144A sr. notes 6 7/8s, 2018	20,000	20,400

Building Materials Corp. 144A sr. notes 6 3/4s, 2021	15,000	15,075

Burlington Coat Factory Warehouse Corp. 144A
company guaranty sr. unsec. notes 10s, 2019	35,000	34,650

Caesars Entertainment Operating Co., Inc. company
guaranty sr. notes 10s, 2018	40,000	36,100

Caesars Entertainment Operating Co., Inc.
sr. notes 11 1/4s, 2017	210,000	231,788

CBS Corp. company guaranty sr. unsec.
notes 7 7/8s, 2030	70,000	83,540

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021	70,000	70,827

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 9 1/8s, 2018	$5,000	$5,338

Cengage Learning Acquisitions, Inc. 144A
sr. notes 10 1/2s, 2015	70,000	63,350

Cenveo Corp. company guaranty sr. notes
8 7/8s, 2018	35,000	33,950

Cenveo Corp. 144A company guaranty sr. unsec.
notes 10 1/2s, 2016	50,000	49,125

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5.7s, 2020	65,000	66,136

Cinemark USA, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2019	25,000	27,375

Cinemark USA, Inc. 144A company
guaranty sr. sub. notes 7 3/8s, 2021	5,000	4,975

CityCenter Holdings LLC/CityCenter Finance Corp.
144A company guaranty sr. notes 10 3/4s, 2017 ‡‡	60,000	65,100

Clear Channel Communications, Inc. company
guaranty unsec. unsub. notes 10 3/4s, 2016	15,000	13,538

Clear Channel Communications, Inc. sr. unsec.
notes 5 1/2s, 2014	40,000	35,000

Clear Channel Communications, Inc. 144A company
guaranty sr. notes 9s, 2021	45,000	43,481

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B,
9 1/4s, 2017	115,000	125,350

Compucom Systems, Inc. 144A
sr. sub. notes 12 1/2s, 2015	30,000	31,575

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019	50,000	48,250

DISH DBS Corp. company guaranty 6 5/8s, 2014	5,000	5,263

DISH DBS Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019	85,000	91,694

DISH DBS Corp. 144A company guaranty sr. unsec.
notes 6 3/4s, 2021	40,000	41,000

Echostar DBS Corp. sr. notes 6 3/8s, 2011	35,000	35,306

Expedia, Inc. company guaranty sr. unsec.
notes 7.456s, 2018	75,000	83,438

FelCor Lodging Escrow, LLC 144A
sr. notes 6 3/4s, 2019 R	60,000	57,600

FelCor Lodging LP company guaranty sr. notes
10s, 2014 R	61,000	68,473

Ford Motor Credit Co., LLC sr. unsec.
notes 8 1/8s, 2020	100,000	116,000

General Motors Financial Co., Inc. 144A
sr. notes 6 3/4s, 2018	20,000	20,050

Goodyear Tire & Rubber Co. (The) sr. unsec.
notes 10 1/2s, 2016	7,000	7,875

Gray Television, Inc. company
guaranty sr. notes 10 1/2s, 2015	50,000	52,000

Gymboree Corp. 144A sr. unsec. notes 9 1/8s, 2018	20,000	18,800

Hanesbrands, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2020	35,000	33,950

Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016	110,000	122,916

Interactive Data Corp. 144A company
guaranty sr. notes 10 1/4s, 2018	85,000	92,438

Isle of Capri Casinos, Inc. company guaranty
7s, 2014	51,000	50,554

Isle of Capri Casinos, Inc. 144A company guaranty
sr. unsec. notes 7 3/4s, 2019	35,000	35,350

Jarden Corp. company guaranty sr. unsec.
sub. notes 7 1/2s, 2017	115,000	119,456

Putnam VT Global Asset Allocation Fund	15

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041	$10,000	$10,159

Lamar Media Corp. company
guaranty sr. sub. notes 7 7/8s, 2018	15,000	15,713

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016	163,000	158,925

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	65,000	67,438

Liberty Media, LLC. debs. 8 1/4s, 2030	50,000	48,250

Limited Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021	40,000	40,800

M/I Homes, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2018	70,000	68,863

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5.9s, 2016	45,000	50,513

Mashantucket Western Pequot Tribe 144A
bonds 8 1/2s, 2015 (In default) †	40,000	3,200

Masonite International Corp. 144A company
guaranty sr. notes 8 1/4s, 2021 (Canada)	15,000	14,906

McClatchy Co. (The) company
guaranty sr. notes 11 1/2s, 2017	30,000	31,875

MGM Resorts International company
guaranty sr. notes 9s, 2020	10,000	10,950

MGM Resorts International company
guaranty sr. unsec. notes 6 7/8s, 2016	15,000	14,063

MGM Resorts International company
guaranty sr. unsec. notes 6 5/8s, 2015	20,000	18,750

MGM Resorts International sr. notes 10 3/8s, 2014	5,000	5,675

MGM Resorts International sr. notes 6 3/4s, 2012	95,000	95,475

Michaels Stores, Inc. company guaranty 11 3/8s, 2016	30,000	31,950

MTR Gaming Group, Inc. company
guaranty sr. notes 12 5/8s, 2014	60,000	62,025

Navistar International Corp. sr. notes 8 1/4s, 2021	65,000	70,525

Needle Merger Sub Corp. 144A sr. unsec.
notes 8 1/8s, 2019	35,000	35,263

News America Holdings, Inc. company
guaranty 7 3/4s, 2024	50,000	61,172

News America Holdings, Inc. debs. 7 3/4s, 2045	100,000	119,487

News America, Inc. 144A company
guaranty sr. unsec. notes 4 1/2s, 2021	10,000	9,869

Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. notes 7 3/4s, 2018	35,000	36,750

Nortek, Inc. 144A company
guaranty sr. notes 8 1/2s, 2021	15,000	13,875

Nortek, Inc. 144A company guaranty sr. unsec.
notes 10s, 2018	30,000	30,000

Owens Corning company guaranty sr. unsec.
notes 9s, 2019	110,000	130,900

Penn National Gaming, Inc. sr. unsec.
sub. notes 8 3/4s, 2019	25,000	27,188

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 7 3/4s, 2016	65,000	66,300

PETCO Animal Supplies, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	25,000	26,500

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016	25,000	27,344

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2017	5,000	5,369

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. sub. notes 7 1/2s, 2015	70,000	71,225

Ply Gem Industries, Inc. 144A sr. notes 8 1/4s, 2018	15,000	14,213

Pulte Group, Inc. company guaranty sr. unsec.
notes 7 5/8s, 2017	40,000	41,400

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Pulte Group, Inc. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2032	$30,000	$27,450

QVC Inc. 144A sr. notes 7 3/8s, 2020	25,000	26,313

Realogy Corp. company guaranty sr. unsec.
unsub. notes 11 1/2s, 2017	60,000	60,900

Realogy Corp. 144A company
guaranty sr. notes 7 7/8s, 2019	15,000	14,850

Regal Entertainment Group company
guaranty sr. unsec. notes 9 1/8s, 2018	20,000	20,700

Roofing Supply Group, LLC/Roofing Supply
Finance, Inc. 144A sr. notes 8 5/8s, 2017	55,000	54,931

Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016	55,000	48,400

Scotts Miracle-Gro Co. (The) 144A
sr. notes 6 5/8s, 2020	40,000	40,900

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	15,000	15,038

Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016	52,000	57,720

Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018	35,000	32,463

Standard Pacific Corp. company
guaranty sr. notes 10 3/4s, 2016	60,000	67,950

Standard Pacific Corp. company
guaranty sr. unsec. notes 8 3/8s, 2021	10,000	9,800

Standard Pacific Corp. company
guaranty sr. unsec. unsub. notes 7s, 2015	5,000	5,013

Staples, Inc. sr. unsec. notes 9 3/4s, 2014	70,000	83,334

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016	15,000	15,300

Time Warner Entertainment Co., LP debs.
8 3/8s, 2023	5,000	6,348

Time Warner, Inc. company guaranty sr. unsec.
notes 4.7s, 2021	65,000	66,057

Time Warner, Inc. company guaranty sr. unsec.
notes 3.15s, 2015	85,000	87,905

Time Warner, Inc. debs. 9.15s, 2023	40,000	53,822

Toys R Us - Delaware, Inc. 144A company
guaranty sr. notes 7 3/8s, 2016	10,000	10,100

Toys R Us Property Co., LLC company
guaranty sr. unsec. notes 10 3/4s, 2017	90,000	100,125

Travelport LLC company guaranty 11 7/8s, 2016	10,000	8,600

Travelport LLC company guaranty 9 7/8s, 2014	45,000	41,400

Travelport, LLC/Travelport, Inc. company
guaranty sr. unsec. notes 9s, 2016	30,000	26,775

TRW Automotive, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2014	EUR 50,000	75,706

Universal City Development Partners, Ltd. company
guaranty sr. unsec. notes 8 7/8s, 2015	$90,000	100,125

Univision Communications, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2021	40,000	39,900

Vertis, Inc. company guaranty sr. notes 13 1/2s,
2014 (In default) † ‡‡ F	44,015	2,201

Visteon Corp. 144A sr. notes 6 3/4s, 2019	35,000	33,775

Vulcan Materials Co. sr. unsec.
unsub. notes 7 1/2s, 2021	15,000	14,980

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037	142,000	163,084

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040	10,000	9,415

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
company guaranty 1st mtge. notes 7 3/4s, 2020	25,000	27,156

XM Satellite Radio, Inc. 144A company
guaranty sr. unsec. notes 13s, 2013	75,000	87,938

16	Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Consumer cyclicals cont.
XM Satellite Radio, Inc. 144A sr. unsec.
notes 7 5/8s, 2018	$50,000	$52,250

Yankee Candle Co. company
guaranty sr. notes Ser. B, 8 1/2s, 2015	75,000	77,250

YCC Holdings, LLC/Yankee Finance, Inc. 144A
sr. unsec. notes 10 1/4s, 2016	30,000	30,075

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016	82,000	88,970

		6,012,746
Consumer staples (1.5%)
ACCO Brands Corp. company guaranty sr. notes
10 5/8s, 2015	30,000	33,488

Altria Group, Inc. company guaranty sr. unsec.
notes 9.7s, 2018	105,000	137,983

Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	5,000	6,520

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	55,000	69,192

Anheuser-Busch InBev Worldwide, Inc. company
guaranty unsec. unsub. notes 5 3/8s, 2020	60,000	66,096

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 9 5/8s, 2018	10,000	10,675

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 7 3/4s, 2016	30,000	30,525

Bumble Bee Acquisition Corp. 144A company
guaranty sr. notes 9s, 2017	40,000	40,200

Bunge Ltd., Finance Corp. company guaranty unsec.
unsub. notes 4.1s, 2016	45,000	46,617

Burger King Corp. company guaranty sr. unsec.
notes 9 7/8s, 2018	30,000	31,950

Central Garden & Pet Co. company
guaranty sr. sub. notes 8 1/4s, 2018	55,000	56,788

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016 ‡‡	25,000	24,188

CKE Restaurants, Inc. company
guaranty sr. notes 11 3/8s, 2018	65,000	71,013

Claire’s Stores, Inc. 144A company guaranty sr.
unsec. notes 9 5/8s, 2015 (In default) †	33,413	32,494

Claire’s Stores, Inc. 144A sr. notes 8 7/8s, 2019	35,000	32,725

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016	60,000	65,550

CVS Caremark Corp. jr. unsec. sub. bonds FRB
6.302s, 2037	38,000	37,003

CVS Pass-Through Trust 144A company
guaranty notes 7.507s, 2032	78,079	92,512

Darden Restaurants, Inc. sr. unsec.
unsub. notes 6.8s, 2037	70,000	77,859

Dave & Buster’s, Inc. company guaranty sr. unsec.
unsub. notes 11s, 2018	50,000	53,500

Dean Foods Co. company guaranty sr. unsec.
unsub. notes 7s, 2016	50,000	49,500

Dean Foods Co. 144A sr. notes 9 3/4s, 2018	10,000	10,625

Delhaize Group company guaranty sr. unsec. bond
5 7/8s, 2014 (Belgium)	50,000	54,838

Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	55,000	63,050

Diageo Investment Corp. company guaranty 8s,
2022 (Canada)	40,000	51,593

DineEquity, Inc. 144A sr. unsec. notes 9 1/2s, 2018	45,000	48,825

Dole Food Co. sr. notes 13 7/8s, 2014	13,000	15,568

Dole Food Co. 144A sr. notes 8s, 2016	35,000	36,663

Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021	40,000	41,650

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Consumer staples cont.
General Mills, Inc. sr. unsec. notes 5.65s, 2019	$25,000	$28,227

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	76,000	82,287

Hertz Corp. company guaranty sr. unsec.
notes 8 7/8s, 2014	4,000	4,100

Hertz Corp. 144A company guaranty sr. unsec.
notes 7 1/2s, 2018	15,000	15,450

Hertz Holdings Netherlands BV 144A
sr. bonds 8 1/2s, 2015 (Netherlands)	EUR 50,000	76,359

JBS USA LLC/JBS USA Finance, Inc. company
guaranty sr. unsec. notes 11 5/8s, 2014	$55,000	63,250

JBS USA LLC/JBS USA Finance, Inc. 144A sr. unsec.
notes 7 1/4s, 2021	125,000	121,563

Kraft Foods, Inc. sr. unsec. notes 6 1/2s, 2017	4,000	4,702

Kraft Foods, Inc. sr. unsec. unsub. notes
6 1/2s, 2040	145,000	159,519

Kroger Co. company guaranty 6.4s, 2017	137,000	160,488

Landry’s Restaurants, Inc. company
guaranty sr. notes 11 5/8s, 2015	10,000	10,700

Landry’s Restaurants, Inc. 144A company
guaranty sr. notes 11 5/8s, 2015	15,000	16,050

Libbey Glass, Inc. sr. notes 10s, 2015	18,000	19,530

McDonald’s Corp. sr. unsec. bond 6.3s, 2037	51,000	59,230

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	59,000	63,574

Michael Foods, Inc. 144A sr. notes 9 3/4s, 2018	20,000	21,400

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018	58,000	74,748

Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp. company guaranty sr. unsec.
notes 9 1/4s, 2015	75,000	77,813

Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018	30,000	31,425

Prestige Brands, Inc. 144A company
guaranty sr. unsec. notes 8 1/4s, 2018	20,000	20,950

Reddy Ice Corp. company
guaranty sr. notes 11 1/4s, 2015	50,000	51,125

Revlon Consumer Products Corp. company
guaranty notes 9 3/4s, 2015	90,000	96,750

Rite Aid Corp. company guaranty sr. notes
7 1/2s, 2017	40,000	39,700

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2017	123,000	112,238

Rite Aid Corp. company
guaranty sr. unsub. notes 8s, 2020	15,000	16,163

Roadhouse Financing, Inc. 144A sr. notes
10 3/4s, 2017	30,000	31,500

RSC Equipment Rental, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2021	25,000	24,875

RSC Equipment Rental, Inc. 144A sr. sec.
notes 10s, 2017	20,000	22,300

Service Corporation International sr. notes 7s, 2019	20,000	21,050

Service Corporation International sr. unsec.
unsub. notes 6 3/4s, 2016	105,000	113,138

Smithfield Foods, Inc. company
guaranty sr. notes 10s, 2014	85,000	98,600

Spectrum Brands, Inc. sr. unsec. sub. bonds
12s, 2019	28,573	31,573

Spectrum Brands, Inc. 144A sr. notes 9 1/2s, 2018	25,000	27,375

Stewart Enterprises, Inc. 144A company
guaranty sr. unsec. notes 6 1/2s, 2019	35,000	34,956

Tyson Foods, Inc. sr. unsec.
unsub. notes 10 1/2s, 2014	45,000	53,438

Putnam VT Global Asset Allocation Fund	17

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Consumer staples cont.
United Rentals North America, Inc. company
guaranty sr. unsec. sub. notes 8 3/8s, 2020	$20,000	$20,000

United Rentals North America, Inc. company
guaranty sr. unsec. unsub. notes 9 1/4s, 2019	10,000	10,850

Wendy’s Co. (The) company guaranty sr. unsec.
unsub. notes 10s, 2016	85,000	94,138

West Corp. 144A sr. notes 7 7/8s, 2019	25,000	24,250

West Corp. 144A sr. unsec. notes 8 5/8s, 2018	20,000	20,200

		3,444,774
Energy (1.7%)
Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6 1/4s, 2021	30,000	30,075

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6s, 2019	35,000	35,131

Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	185,000	213,687

Anadarko Petroleum Corp. sr. notes 5.95s, 2016	20,000	22,391

Anadarko Petroleum Corp. sr. unsec. notes
6 3/8s, 2017	5,000	5,732

Apache Corp. sr. unsec. unsub. notes 3 5/8s, 2021	90,000	87,418

Arch Coal, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2020	40,000	40,700

Arch Coal, Inc. 144A company guaranty sr. unsec.
notes 7s, 2019	40,000	39,900

Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013	19,000	19,024

ATP Oil & Gas Corp. company
guaranty sr. notes 11 7/8s, 2015	20,000	20,300

BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 3.2s, 2016
(United Kingdom)	145,000	147,418

Brigham Exploration Co. company
guaranty sr. unsec. notes 8 3/4s, 2018	35,000	38,150

Brigham Exploration Co. 144A company
guaranty sr. unsec. notes 6 7/8s, 2019	10,000	9,950

Carrizo Oil & Gas, Inc. company
guaranty sr. unsec notes 8 5/8s, 2018	65,000	66,950

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 9 7/8s, 2020	35,000	37,800

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2017	75,000	77,625

Chesapeake Energy Corp. sr. unsec. notes
7 5/8s, 2013	45,000	49,050

Chesapeake Midstream Partners LP/CHKM
Finance Corp. 144A company
guaranty sr. unsec. notes 5 7/8s, 2021	15,000	14,813

Complete Production Services, Inc. company
guaranty 8s, 2016	65,000	67,925

Compton Petroleum Finance Corp. company
guaranty sr. unsec. notes 10s, 2017 (Canada)	28,275	20,499

Concho Resources, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2022	45,000	45,113

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2020	90,000	98,100

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8s, 2017	50,000	54,500

CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 6 3/8s, 2021	5,000	4,975

Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018	55,000	58,575

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 8 1/4s, 2020	55,000	59,950

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Energy cont.
Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021	$25,000	$25,250

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018	100,000	97,250

Ferrellgas LP/Ferrellgas Finance Corp. 144A
sr. unsec. notes 6 1/2s, 2021	25,000	23,625

Forbes Energy Services Ltd. 144A company
guaranty sr. unsec. notes 9s, 2019	30,000	29,550

Frac Tech Services, LLC/Frac Tech Finance, Inc.
144A company guaranty sr. notes 7 1/8s, 2018	45,000	45,675

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
6.51s, 2022 (Russia)	100,000	106,000

Gazprom Via OAO White Nights Finance BV
notes 10 1/2s, 2014 (Netherlands)	200,000	237,112

Goodrich Petroleum Corp. 144A sr. notes
8 7/8s, 2019	70,000	70,000

Helix Energy Solutions Group, Inc. 144A
sr. unsec. notes 9 1/2s, 2016	110,000	113,300

Hercules Off shore, Inc. 144A sr. notes
10 1/2s, 2017	25,000	26,125

Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	10,000	9,900

Inergy LP/Inergy Finance Corp. 144A
sr. notes 6 7/8s, 2021	50,000	50,000

James River Escrow, Inc. 144A sr. notes
7 7/8s, 2019	15,000	14,850

Key Energy Services, Inc. company guaranty unsec.
unsub. notes 6 3/4s, 2021	40,000	39,600

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019	35,000	36,925

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2021 (Canada)	35,000	35,175

Milagro Oil & Gas 144A notes 10 1/2s, 2016	45,000	42,300

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	15,000	15,681

Newfield Exploration Co. sr. sub. notes
6 5/8s, 2016	30,000	30,975

Newfield Exploration Co. sr. unsec.
sub. notes 6 5/8s, 2014	55,000	55,825

Noble Holding International, Ltd. company
guaranty sr. unsec. notes 6.05s, 2041	85,000	87,131

Offshore Group Investments, Ltd. company
guaranty sr. notes 11 1/2s, 2015
(Cayman Islands)	35,000	38,063

Offshore Group Investments, Ltd. 144A company
guaranty sr. notes 11 1/2s, 2015
(Cayman Islands)	10,000	10,875

OPTI Canada, Inc. company guaranty sr. sec.
notes 8 1/4s, 2014 (Canada) (In default) †	40,000	16,600

OPTI Canada, Inc. company guaranty sr. sec.
notes 7 7/8s, 2014 (Canada) (In default) †	100,000	41,000

OPTI Canada, Inc. 144A company
guaranty sr. notes 9 3/4s, 2013 (Canada)	10,000	9,900

OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)	5,000	5,025

Peabody Energy Corp. company guaranty 7 3/8s, 2016	65,000	73,450

Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	5,000	5,375

Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)	340,000	262,650

Petroleum Development Corp. company
guaranty sr. unsec. notes 12s, 2018	60,000	66,600

Plains Exploration & Production Co. company
guaranty 7 3/4s, 2015	5,000	5,181

18	Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Energy cont.
Plains Exploration & Production Co. company
guaranty 7s, 2017	$100,000	$103,000

Quicksilver Resources, Inc. company
guaranty 7 1/8s, 2016	10,000	9,850

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	60,000	68,700

Range Resources Corp. company
guaranty sr. sub. notes 6 3/4s, 2020	20,000	20,700

Rosetta Resources, Inc. company
guaranty sr. unsec. notes 9 1/2s, 2018	55,000	60,913

Sabine Pass LNG LP sec. notes 7 1/2s, 2016	100,000	102,500

SandRidge Energy, Inc. 144A company
guaranty sr. unsec. notes 7 1/2s, 2021	10,000	10,125

SandRidge Energy, Inc. 144A company
guaranty sr. unsec. unsub. notes 8s, 2018	20,000	20,400

Shell International Finance BV company
guaranty sr. unsec. notes 3.1s, 2015
(Netherlands)	95,000	99,174

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019	20,000	20,050

Total Capital SA company guaranty sr. unsec.
unsub. notes 3s, 2015 (France)	100,000	103,924

Unit Corp. company
guaranty sr. sub. notes 6 5/8s, 2021	10,000	9,947

Weatherford Bermuda company guaranty sr. unsec.
notes 9 7/8s, 2039 (Switzerland)	35,000	49,135

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.8s, 2037	15,000	15,934

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.35s, 2017	25,000	28,296

Weatherford International, Ltd. sr. notes 5 1/2s,
2016 (Switzerland)	20,000	21,921

Whiting Petroleum Corp. company guaranty 7s, 2014	60,000	64,500

Williams Cos., Inc. (The) notes 7 3/4s, 2031	4,000	4,669

Williams Cos., Inc. (The) sr. unsec.
notes 7 7/8s, 2021	11,000	13,634

		3,920,091
Financials (3.5%)
Abbey National Treasury Service bank
guaranty sr. unsec. unsub. notes FRN 1.854s,
2014 (United Kingdom)	50,000	49,702

ACE Cash Express, Inc. 144A sr. notes 11s, 2019	35,000	35,088

Aflac, Inc. sr. unsec. notes 6.9s, 2039	75,000	78,473

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015	25,000	27,938

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2020	25,000	26,563

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	20,000	20,900

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.454s, 2014	24,000	22,954

Ally Financial, Inc. unsec. sub. notes 8s, 2018	30,000	32,100

Ally Financial, Inc. 144A company
guaranty notes 6 1/4s, 2017	35,000	34,767

American Express Co. sr. unsec. notes 8 1/8s, 2019	145,000	183,829

American International Group, Inc. jr.
sub. bonds FRB 8.175s, 2058	50,000	54,630

American International Group, Inc. sr. unsec.
Ser. MTN, 5.85s, 2018	214,000	220,918

Bank of Montreal sr. unsec. bond 2 1/8s, 2013
(Canada)	65,000	66,538

Bank of New York Mellon Corp. (The) sr. unsec.
notes 4.3s, 2014	90,000	97,287

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Financials cont.
Bank of New York Mellon Corp. (The) sr. unsec.
notes 2.95s, 2015	$20,000	$20,613

BankAmerica Capital III bank guaranteed jr.
unsec. FRN 0.848s, 2027	43,000	34,760

Barclays Bank PLC jr. unsec. sub. notes FRN
6.278s, 2049	35,000	30,363

Barclays Bank PLC 144A jr. unsec. sub. notes FRN
6.86s, 2049	90,000	82,575

Bear Stearns Cos., Inc. (The) sr. unsec.
notes 7 1/4s, 2018	22,000	26,125

Bosphorus Financial Services, Ltd. 144A
sr. notes FRN 2.061s, 2012	18,750	18,601

Camden Property Trust sr. unsec. notes
4 7/8s, 2023 R	65,000	63,427

Capital One Capital III company guaranty
7.686s, 2036	31,000	31,698

Capital One Capital IV company guaranty jr.
unsec. sub. notes FRN 6.745s, 2037	40,000	40,400

Capital One Capital V company guaranty jr. unsec.
sub. notes 10 1/4s, 2039	65,000	68,900

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2020	15,000	15,413

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. sub. notes 11 5/8s, 2017	45,000	52,144

CIT Group, Inc. 144A bonds 7s, 2017	230,000	229,425

CIT Group, Inc. 144A bonds 7s, 2016	95,000	94,644

CIT Group, Inc. 144A company
guaranty notes 6 5/8s, 2018	50,000	52,125

Citigroup, Inc. sr. notes 6 1/2s, 2013	195,000	212,074

Citigroup, Inc. sub. notes 5s, 2014	120,000	125,755

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	19,000	19,669

Citigroup, Inc. unsec. sub. notes 6 1/8s, 2036	185,000	177,795

CNO Financial Group, Inc. 144A company
guaranty sr. notes 9s, 2018	40,000	42,400

Community Choice Financial, Inc. 144A
sr. notes 10 3/4s, 2019	40,000	40,600

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017	95,000	103,313

Credit Suisse First Boston USA, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2011	130,000	132,587

Credit Suisse Guernsey, Ltd. jr. unsec.
sub. notes FRN 5.86s, 2017 (United Kingdom)	54,000	51,597

Deutsche Bank AG London sr. unsec. notes 2 3/8s,
2013 (United Kingdom)	5,000	5,071

Deutsche Bank AG/London sr. unsec. notes 3 7/8s,
2014 (United Kingdom)	125,000	131,387

Deutsche Bank Capital Funding Trust VII 144A jr.
unsec. sub. bonds FRB 5.628s, Perpetual, 2016	55,000	48,400

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	57,000	63,390

E*Trade Financial Corp. sr. notes 6 3/4s, 2016	30,000	29,400

E*Trade Financial Corp. sr. unsec.
unsub. notes 12 1/2s, 2017	30,000	35,100

Fleet Capital Trust V bank guaranteed jr.
sub. FRN 1.247s, 2028	29,000	22,739

GATX Financial Corp. notes 5.8s, 2016	25,000	27,395

GE Capital Trust I unsec. sub. bonds FRB
6 3/8s, 2067	135,000	138,206

General Electric Capital Corp. sr. unsec. FRN
Ser. MTN, 0.466s, 2016	65,000	61,531

General Electric Capital Corp. sr. unsec.
notes Ser. MTN, 6 7/8s, 2039	392,000	439,662

Putnam VT Global Asset Allocation Fund	19

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Financials cont.
Goldman Sachs Group, Inc. (The) sr. notes
7 1/2s, 2019	$170,000	$197,332

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	194,000	193,273

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	60,000	65,472

HSBC Finance Capital Trust IX FRN 5.911s, 2035	100,000	94,500

HSBC Finance Corp. 144A sr. unsec.
sub. notes 6.676s, 2021	221,000	226,749

HUB International Holdings, Inc. 144A
sr. sub. notes 10 1/4s, 2015	35,000	35,613

HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	5,000	5,100

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 8s, 2018	95,000	96,425

International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019	10,000	9,775

JPMorgan Chase & Co. sr. notes 6s, 2018	270,000	300,282

JPMorgan Chase Capital XVIII bonds Ser. R,
6.95s, 2036	119,000	118,189

KB Home company guaranty 6 3/8s, 2011	49,000	49,123

Lehman Brothers E-Capital Trust I FRN zero %,
2065 (In default) †	285,000	29

Leucadia National Corp. sr. unsec. notes
7 1/8s, 2017	54,000	56,025

Liberty Mutual Insurance Co. 144A notes
7.697s, 2097	100,000	92,399

Marsh & McLennan Cos., Inc. sr. unsec.
notes 6 1/4s, 2012	110,000	113,755

Marsh & McLennan Cos., Inc. sr. unsec.
notes 5 3/8s, 2014	60,000	65,087

Merrill Lynch & Co., Inc. sr. unsec. notes
6.4s, 2017	70,000	76,411

Merrill Lynch & Co., Inc. sr. unsec.
notes Ser. MTN, 6 7/8s, 2018	318,000	351,841

MetLife, Inc. sr. unsec. 6 3/4s, 2016	55,000	64,018

Metropolitan Life Global Funding I 144A
notes 3.65s, 2018	100,000	97,847

MPT Operating Partnership LP/MPT Finance Corp.
144A company guaranty sr. notes 6 7/8s, 2021 R	25,000	24,563

National Money Mart Co. company guaranty
sr. unsec. unsub. notes 10 3/8s, 2016
(Canada)	40,000	43,900

Nationwide Financial Services notes 5 5/8s, 2015	25,000	26,824

Nationwide Health Properties, Inc. notes
6 1/2s, 2011 R	30,000	30,041

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	45,000	49,961

Nuveen Investments, Inc. company
guaranty sr. unsec. unsub. notes 10 1/2s, 2015	50,000	51,125

Omega Healthcare Investors, Inc. 144A
sr. notes 6 3/4s, 2022 R	45,000	44,381

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	90,000	84,147

OneBeacon US Holdings, Inc. company
guaranty sr. unsec. notes 5 7/8s, 2013	9,000	9,410

Progressive Corp. (The) jr. unsec. sub. notes FRN
6.7s, 2037	85,000	88,298

Provident Funding Associates LP / PFG
Finance Corp. 144A sr. notes 10 1/4s, 2017	25,000	27,375

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Financials cont.
Provident Funding Associates LP / PFG
Finance Corp. 144A sr. notes 10 1/8s, 2019	$25,000	$25,375

Prudential Financial, Inc. jr. unsec.
sub. notes FRN 8 7/8s, 2038	30,000	35,100

Residential Capital LLC company guaranty jr.
notes 9 5/8s, 2015	50,000	49,625

Royal Bank of Scotland PLC (The) bank
guaranty sr. unsec. unsub. notes 3.95s, 2015
(United Kingdom)	105,000	105,332

Sabra Health Care LP/Sabra Capital Corp. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2018 R	15,000	15,000

Santander Holdings USA, Inc. sr. unsec.
unsub. notes 4 5/8s, 2016	21,000	21,104

Simon Property Group LP sr. unsec. notes
6 1/8s, 2018 R	41,000	45,975

Simon Property Group LP sr. unsec.
unsub. notes 5 1/4s, 2016 R	22,000	24,167

Simon Property Group LP sr. unsec.
unsub. notes 4 3/8s, 2021 R	40,000	39,370

SLM Corp. sr. notes Ser. MTN, 8s, 2020	40,000	42,952

SLM Corp. sr. unsec. unsub. notes Ser. MTN,
8.45s, 2018	25,000	27,440

Springleaf Finance Corp. sr. unsec.
notes Ser. MTNI, 4 7/8s, 2012	140,000	139,300

State Street Capital Trust IV company
guaranty jr. unsec. sub. bonds FRB 1.247s, 2037	75,000	60,389

USI Holdings Corp. 144A company
guaranty sr. unsec. notes FRN 4.136s, 2014	5,000	4,650

Vnesheconombank Via VEB Finance, Ltd. 144A bank
guaranteed bonds 6.8s, 2025 (Russia)	300,000	304,770

Vornado Realty LP sr. unsec. unsub. notes
4 1/4s, 2015 R	70,000	72,654

VTB Bank OJSC Via VTB Capital SA
sr. notes 6 1/4s, 2035 (Russia)	100,000	104,730

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)	392,000	420,616

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	20,000	22,237

Westpac Banking Corp. sr. unsec. bonds 3s, 2015
(Australia)	30,000	30,189

Westpac Banking Corp. sr. unsec. notes 4 7/8s,
2019 (Australia)	80,000	83,155

Westpac Capital Trust III 144A unsec.
sub. notes FRN 5.819s, Perpetual, 2013
(Australia)	60,000	59,412

Willis Group North America, Inc. company
guaranty 6.2s, 2017	10,000	10,903

		8,254,686
Health care (0.8%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016	90,000	104,806

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	38,000	43,306

Amgen, Inc. sr. unsec. notes 3.45s, 2020	125,000	119,095

AstraZeneca PLC sr. unsec. unsub. notes 6.45s,
2037 (United Kingdom)	71,000	82,372

Aviv Healthcare Properties LP 144A
sr. notes 7 3/4s, 2019	35,000	35,788

Biomet, Inc. company guaranty sr. unsec.
notes 10s, 2017	25,000	27,250

Capella Healthcare, Inc. 144A company
guaranty sr. notes 9 1/4s, 2017	50,000	52,750

CDRT Merger Sub, Inc. 144A company
guaranty sr. unsec. notes 8 1/8s, 2019	20,000	20,000

20	Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Health care cont.
CHS/Community Health Systems, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2015	$95,000	$97,850

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021	80,000	79,883

DaVita, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2020	10,000	10,175

DaVita, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2018	35,000	35,438

Endo Pharmaceuticals Holdings, Inc. 144A company
guaranty sr. unsec. notes 7s, 2019	25,000	25,625

Giant Funding Corp. 144A sr. notes 8 1/4s,
2018 (Spain)	65,000	67,763

HCA Holdings, Inc. 144A sr. unsec. notes
7 3/4s, 2021	45,000	46,688

HCA, Inc. company guaranty sr. notes
9 5/8s, 2016 ‡‡	38,000	40,423

HCA, Inc. sr. sec. notes 9 1/4s, 2016	42,000	44,573

Health Management Associates, Inc.
sr. notes 6 1/8s, 2016	55,000	57,063

IASIS Healthcare, LLC/IASIS Capital Corp. 144A
sr. notes 8 3/8s, 2019	75,000	74,063

Johnson & Johnson sr. unsec. notes 4.85s, 2041	115,000	111,312

Kindred Escrow Corp. 144A company guaranty
sr. notes 8 1/4s, 2019	15,000	14,925

Multiplan, Inc. 144A company
guaranty sr. notes 9 7/8s, 2018	35,000	37,188

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 6.95s, 2037	15,000	16,653

Select Medical Corp. company guaranty 7 5/8s, 2015	15,000	14,850

Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	15,000	15,488

Surgical Care Affiliates, Inc. 144A sr. unsec.
notes 8 7/8s, 2015 ‡‡	16,477	16,930

Talecris Biotherapeutics Holdings Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016	9,000	10,203

Tenet Healthcare Corp. company
guaranty sr. notes 10s, 2018	6,000	6,818

Tenet Healthcare Corp. sr. notes 9s, 2015	100,000	107,250

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019	30,000	33,113

Tenet Healthcare Corp. sr. unsec. notes 8s, 2020	40,000	40,650

Teva Pharmaceutical Finance II BV/Teva
Pharmaceutical Finance III LLC company
guaranty sr. unsec. unsub. notes 3s, 2015
(Netherland Antilles)	50,000	51,375

United Surgical Partners International, Inc.
company guaranty sr. unsec. sub. notes
8 7/8s, 2017	20,000	20,900

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4.7s, 2021	105,000	108,623

Valeant Pharmaceuticals International 144A
company guaranty sr. notes 7s, 2020	5,000	4,838

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 7/8s, 2018	20,000	19,600

Valeant Pharmaceuticals International 144A
sr. notes 6 3/4s, 2017	5,000	4,900

Vanguard Health Systems, Inc. sr. unsec.
notes zero %, 2016	50,000	32,938

Ventas Realty LP/Capital Corp. company
guaranty 9s, 2012 R	90,000	95,239

Ventas Realty LP/Capital Corp. sr. notes
6 3/4s, 2017 R	40,000	42,130

WellPoint, Inc. notes 7s, 2019	35,000	41,756

		1,912,590

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Technology (0.8%)
Advanced Micro Devices, Inc. sr. unsec.
notes 8 1/8s, 2017	$5,000	$5,225

Advanced Micro Devices, Inc. sr. unsec.
notes 7 3/4s, 2020	15,000	15,450

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029	30,000	27,000

Avaya, Inc. company guaranty sr. unsec.
notes 10 1/8s, 2015 ‡‡	30,000	30,825

Avaya, Inc. company guaranty sr. unsec.
notes 9 3/4s, 2015	55,000	56,100

Avaya, Inc. 144A company guaranty sr. notes
7s, 2019	45,000	43,538

Buccaneer Merger Sub, Inc. 144A sr. notes
9 1/8s, 2019	45,000	46,800

Ceridian Corp. company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡	75,000	76,125

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	30,000	30,000

Cisco Systems, Inc. company guaranty sr. unsec.
unsub. notes 3.15s, 2017	135,000	137,975

CommScope, Inc. 144A sr. notes 8 1/4s, 2019	35,000	36,050

Computer Sciences Corp. sr. unsec. notes
6 1/2s, 2018	38,000	40,696

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	70,000	78,555

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019
(Canada)	25,000	24,094

Fidelity National Information Services, Inc.
company guaranty sr. unsec. notes 7 7/8s, 2020	15,000	15,919

Fidelity National Information Services, Inc.
company guaranty sr. unsec. notes 7 5/8s, 2017	25,000	26,531

First Data Corp. company guaranty sr. unsec.
notes 10.55s, 2015 ‡‡	298,922	310,132

First Data Corp. 144A company
guaranty sr. notes 7 3/8s, 2019	20,000	20,150

First Data Corp. 144A sr. bonds 12 5/8s, 2021	95,000	101,650

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 10 1/8s, 2018	15,000	16,688

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	50,000	53,875

Freescale Semiconductor, Inc. 144A company
guaranty sr. unsec. notes 10 3/4s, 2020	34,000	38,420

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	35,000	39,262

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	20,000	22,366

Hewlett-Packard Co. sr. unsec. notes 3 3/4s, 2020	70,000	68,060

Iron Mountain, Inc. company guaranty sr. unsec.
sub. notes 8s, 2020	95,000	98,325

Jazz Technologies, Inc. company
guaranty sr. unsec. notes 8s, 2015 F	24,000	23,640

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041	25,000	25,567

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	85,000	89,326

Oracle Corp. 144A notes 3 7/8s, 2020	65,000	64,690

Oracle Corp. 144A sr. notes 5 3/8s, 2040	35,000	35,027

Seagate HDD Cayman 144A company
guaranty sr. unsec. notes 7 3/4s, 2018
(Cayman Islands)	35,000	36,750

SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015	7,000	7,245

SunGard Data Systems, Inc. 144A sr. unsec.
notes 7 5/8s, 2020	35,000	35,350

Xerox Corp. sr. unsec. notes 6 3/4s, 2039	55,000	61,408

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	21,000	22,939

		1,861,753

Putnam VT Global Asset Allocation Fund	21

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Transportation (0.2%)
AMGH Merger, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	$45,000	$47,363

Burlington Northern Santa Fe Corp. debs.
5 3/4s, 2040	35,000	35,949

Burlington Northern Santa Fe, LLC sr. unsec.
notes 5.4s, 2041	70,000	68,774

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019	70,112	76,422

Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	80,794	80,794

RailAmerica, Inc. company
guaranty sr. notes 9 1/4s, 2017	56,000	61,460

Swift Services Holdings, Inc. company
guaranty sr. notes 10s, 2018	55,000	58,231

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	16,964	16,921

Western Express, Inc. 144A sr. notes 12 1/2s, 2015	50,000	47,250

		493,164
Utilities and power (1.3%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	64,000	68,113

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	85,000	90,100

AES Corp. (The) 144A sr. note 7 3/8s, 2021	30,000	30,450

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	25,000	25,098

Atmos Energy Corp. sr. unsec. sub. notes
8 1/2s, 2019	5,000	6,311

Beaver Valley Funding Corp. sr. bonds 9s, 2017	18,000	19,718

Boardwalk Pipelines LP company guaranty
5 7/8s, 2016	116,000	129,309

Bruce Mansfield Unit pass-through certificates
6.85s, 2034	36,849	39,551

Calpine Corp. 144A company
guaranty sr. notes 7 7/8s, 2020	40,000	41,100

Calpine Corp. 144A sr. notes 7 1/4s, 2017	95,000	96,425

Colorado Interstate Gas Co. debs. 6.85s, 2037
(Canada)	10,000	10,944

Commonwealth Edison Co. 1st mtge. 6.15s, 2017	15,000	17,333

Commonwealth Edison Co. 1st mtge. 5.9s, 2036	98,000	102,720

Dominion Resources, Inc. jr. sub. notes FRN
Ser. 06-B, 6.3s, 2066	165,000	161,081

Dominion Resources, Inc. unsub. notes 5.7s, 2012	91,000	96,194

Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019	130,000	94,575

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	15,000	13,500

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	10,000	10,063

Edison Mission Energy sr. unsec. notes 7.2s, 2019	60,000	47,700

El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032	35,000	40,715

El Paso Corp. sr. unsec. notes 7s, 2017	120,000	135,765

Electricite de France 144A notes 6 1/2s, 2019 (France)	60,000	70,131

Energy Future Holdings Corp. company
guaranty sr. notes 10s, 2020	15,000	15,922

Energy Future Intermediate Holdings Co., LLC
sr. notes 9 3/4s, 2019	66,000	67,320

Energy Future/Energy Future Intermediate Holdings
Finance Co., LLC sr. notes 10s, 2020	24,000	25,595

Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s, 2020	50,000	53,000

Energy Transfer Partners LP sr. unsec.
unsub. notes 5.65s, 2012	60,000	62,864

Energy Transfer Partners LP sr. unsec.
unsub. notes 4.65s, 2021	40,000	39,133

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Utilities and power cont.
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 5.95s, 2041	$50,000	$49,519

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 3.2s, 2016	70,000	70,992

FirstEnergy Corp. notes Ser. B, 6.45s, 2011	3,000	3,056

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020	70,000	73,150

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018	10,000	10,400

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016	35,000	38,798

ITC Holdings Corp. 144A notes 5 7/8s, 2016	76,000	86,439

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	35,000	39,090

Kansas Gas & Electric bonds 5.647s, 2021	16,650	17,742

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	39,000	41,999

MidAmerican Funding, LLC sr. sec. bonds
6.927s, 2029	130,000	149,968

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	40,000	47,974

NRG Energy, Inc. company guaranty 7 3/8s, 2017	20,000	20,950

NRG Energy, Inc. 144A company guaranty sr. unsec.
notes 7 7/8s, 2021	120,000	119,700

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020	25,000	26,247

NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017	40,000	40,972

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	110,000	116,314

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	76,000	85,647

Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	12,363	12,380

PSEG Power, LLC company guaranty sr. unsec.
notes 5.32s, 2016	37,000	40,784

Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5 1/2s, 2040	25,000	25,958

Puget Sound Energy, Inc. jr. sub. FRN Ser. A,
6.974s, 2067	98,000	98,000

Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	55,046

Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	5,000	5,707

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC company guaranty sr. unsec.
notes 10 1/2s, 2016 ‡‡	76,596	49,787

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC 144A company
guaranty sr. notes 15s, 2021	30,000	24,600

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC 144A company
guaranty sr. notes 11 1/2s, 2020	35,000	34,388

Trans-Canada Pipelines, Ltd. jr. unsec.
sub. notes FRN 6.35s, 2067 (Canada)	30,000	30,158

Union Electric Co. sr. sec. notes 6.4s, 2017	50,000	57,958

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	25,000	28,494

		3,112,947

Total corporate bonds and notes (cost $36,293,063)		$38,237,379

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (14.0%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.7%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from May 20, 2037
to November 20, 2039	$2,357,364	$2,656,178
4 1/2s, TBA, July 1, 2041	8,000,000	8,443,125

		11,099,303

22	Putnam VT Global Asset Allocation Fund

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (14.0%)* cont.	Principal amount		Value

U.S. Government Agency Mortgage Obligations (9.3%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
3 1/2s, with due dates from December 1, 2040
to January 1, 2041		$975,372	$932,926

Federal National Mortgage Association
Pass-Through Certificates
5 1/2s, TBA, July 1, 2041		9,000,000	9,734,765
5s, TBA, June 1, 2041		1,000,000	1,064,023
4 1/2s, TBA, July 1, 2041		2,000,000	2,069,219
4s, TBA, July 1, 2041		2,000,000	2,000,000
4s, TBA, July 1, 2026		6,000,000	6,247,969

			22,048,902

Total U.S. government and agency
mortgage obligations (cost $33,089,917)			$33,148,205

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount		Value

U.S. Treasury Notes 4 1/4s, November 15, 2013 ##		$20,000	$21,716

Total U.S. treasury obligations (cost $20,035)			$21,716

FOREIGN GOVERNMENT BONDS AND NOTES (8.0%)*	Principal amount		Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017		$40,000	$36,740

Argentina (Republic of) sr. unsec.
bonds Ser. VII, 7s, 2013		150,000	151,850

Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015		840,000	805,913

Argentina (Republic of) sr. unsec.
unsub. bonds FRB 0.467s, 2012		1,470,000	354,299

Brazil (Federal Republic of) notes (units)
10s, 2012	BRL	853	566,410

Canada (Government of) bonds 5s, 2037	CAD	600,000	771,323

Canada (Government of) notes 4s, 2017	CAD	1,900,000	2,130,571

Indonesia (Republic of) 144A sr. unsec.
notes 4 7/8s, 2021		$200,000	204,750

Sweden (Government of) bonds Ser. 1054,
3 1/2s, 2022	SEK	1,930,000	322,276

Switzerland (Government of) bonds 2s, 2021	CHF	500,000	610,354

Ukraine (Government of) 144A bonds
7 3/4s, 2020		$100,000	103,750

Ukraine (Government of) 144A sr. unsec.
unsub. notes 7.65s, 2013		400,000	420,000

United Kingdom (Government of) bonds
4 1/2s, 2042	GBP	1,760,000	2,945,611

United Kingdom (Government of) bonds
4s, 2060	GBP	320,000	491,398

United Kingdom (Government of) bonds
2 3/4s, 2015	GBP	3,500,000	5,835,255

United Kingdom Treasury bonds 3 3/4s, 2019	GBP	1,900,000	3,189,080

Total foreign government bonds and notes (cost $18,477,475)			$18,939,580

MORTGAGE-BACKED SECURITIES (5.3%)*	Principal amount		Value

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.802s, 2049		$98,000	$103,461
Ser. 07-2, Class A2, 5.634s, 2049 F		150,221	154,188
Ser. 07-1, Class XW, IO, 0.308s, 2049		1,640,615	19,893

Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.946s, 2035		658,849	2,174
Ser. 07-5, Class XW, IO, 0.59s, 2051		2,805,363	47,093
Ser. 04-4, Class XC, IO, 0.535s, 2042		1,320,372	21,565
Ser. 04-5, Class XC, IO, 0.51s, 2041		1,953,509	27,349

MORTGAGE-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value

Banc of America Funding Corp. FRB Ser. 06-A,
Class 3A2, 2.882s, 2036	$189,467	$104,207

Bear Stearns Alt-A Trust FRB Ser. 06-3,
Class 36A1, 5.986s, 2036	152,229	98,188

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW16, Class A2, 5.853s, 2040 F	49,662	52,763
Ser. 07-PW15, Class A4, 5.331s, 2044	104,000	109,846
Ser. 06-PW14, Class A2, 5.123s, 2038	58,000	58,561
Ser. 04-PR3I, Class X1, IO, 0.321s, 2041	483,912	8,777

Bear Stearns Commercial Mortgage Securities, Inc.
144A Ser. 06-PW14, Class X1, IO, 0.268s, 2038 F	1,612,588	26,179

Citigroup Commercial Mortgage Trust FRB
Ser. 07-C6, Class A3, 5.886s, 2049	160,000	167,987

Citigroup Commercial Mortgage Trust 144A
Ser. 06-C5, Class XC, IO, 0.21s, 2049	6,923,523	84,675

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.407s, 2036	227,537	119,749
FRB Ser. 07-6, Class 1A3A, 5.265s, 2046	573,041	286,520

Citigroup/Deutsche Bank Commercial Mortgage
Trust 144A
Ser. 07-CD4, Class XW, IO, 0.549s, 2049	1,660,410	24,707
Ser. 07-CD4, Class XC, IO, 0.167s, 2049	9,029,811	79,462

Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	32,631	34,299
Ser. 98-C2, Class F, 5.44s, 2030	400,138	414,769

Commercial Mortgage Pass-Through Certificates FRB
Ser. 07-C9, Class A2, 5.811s, 2049	67,280	68,594

Commercial Mortgage Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.239s, 2043	5,997,248	57,353
Ser. 06-C8, Class XS, IO, 0.159s, 2046	7,597,537	87,327
Ser. 05-C6, Class XC, IO, 0.097s, 2044	5,596,945	32,521

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.777s, 2036	358,559	222,307
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	64,276	61,645
FRB Ser. 06-6CB, Class 2A13, 0.586s, 2036	206,479	88,786

Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A2, 6.413s, 2041	59,000	61,049
FRB Ser. 07-C4, Class A2, 5.995s, 2039	131,961	134,545
Ser. 07-C5, Class AAB, 5.62s, 2040	127,000	134,306
Ser. 07-C2, Class A2, 5.448s, 2049	150,954	152,590
Ser. 07-C1, Class AAB, 5.336s, 2040	61,000	65,020
Ser. 06-C5, Class AX, IO, 0.252s, 2039	3,300,310	53,251

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.272s, 2049	7,874,310	52,411

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	69,000	72,151
FRB Ser. 03-CK2, Class G, 5.744s, 2036	84,000	84,209
Ser. 02-CP3, Class AX, IO, 1.62s, 2035	1,261,680	12,274
Ser. 04-C4, Class AX, IO, 0.418s, 2039	531,270	12,060

DLJ Commercial Mortgage Corp. 144A
Ser. 99-CG2, Class B3, 6.1s, 2032	22,635	22,630
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	128,555

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 25.04s, 2037	55,099	82,886
IFB Ser. 3072, Class SM, 23.111s, 2035	56,957	83,732
IFB Ser. 3072, Class SB, 22.964s, 2035	52,777	77,228
IFB Ser. 3249, Class PS, 21.658s, 2036	62,791	90,150
IFB Ser. 3065, Class DC, 19.299s, 2035	73,946	98,506
IFB Ser. 2990, Class LB, 16.468s, 2034	78,322	98,091
IFB Ser. 3287, Class SE, IO, 6.513s, 2037	239,234	41,045
IFB Ser. 3752, Class JS, IO, 6.413s, 2040	544,207	97,120

Putnam VT Global Asset Allocation Fund	23

MORTGAGE-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value

Federal Home Loan Mortgage Corp.
IFB Ser. 3861, Class PS, IO, 6.413s, 2037	$1,163,751	$203,656
IFB Ser. 3708, Class SQ, IO, 6.363s, 2040	376,150	69,182
Ser. 3327, Class IF, IO, zero %, 2037 F	7,346	46
Ser. 3124, Class DO, PO, zero %, 2036	22,770	17,334
FRB Ser. 3326, Class YF, zero %, 2037	1,944	1,527
FRB Ser. 3147, Class SF, zero %, 2036	47,004	43,557
FRB Ser. 3003, Class XF, zero %, 2035	6,479	6,258

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.885s, 2036	70,783	102,133
IFB Ser. 05-45, Class DA, 23.739s, 2035	95,285	141,794
IFB Ser. 07-53, Class SP, 23.519s, 2037	74,004	109,607
IFB Ser. 05-75, Class GS, 19.693s, 2035	47,157	64,206
Ser. 06-46, Class OC, PO, zero %, 2036	52,625	45,010

First Union National Bank-Bank of America
Commercial Mortgage 144A Ser. 01-C1, Class 3,
IO, 1.595s, 2033	174,483	8

First Union-Lehman Brothers Commercial Mortgage
Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	139,368
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	43,030

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.186s, 2043	3,185,596	25,166
Ser. 07-C1, Class XC, IO, 0.113s, 2049	10,969,325	54,672
Ser. 05-C3, Class XC, IO, 0.104s, 2045	29,002,128	145,244

GMAC Commercial Mortgage Securities, Inc.
Ser. 04-C3, Class AJ, 4.915s, 2041	75,000	74,545
Ser. 97-C1, Class X, IO, 1.32s, 2029	72,947	2,518
Ser. 05-C1, Class X1, IO, 0.446s, 2043	2,654,446	37,489

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	15,761	14,500

Government National Mortgage Association
IFB Ser. 11-7, Class SH, IO, 6.414s, 2036	648,003	117,029
IFB Ser. 11-25, Class SA, IO, 5.914s, 2040	534,321	84,656
IFB Ser. 11-35, Class AS, IO, 5.914s, 2037	501,252	75,890
IFB Ser. 11-3, Class S, IO, 5.814s, 2041	1,155,148	212,744
FRB Ser. 07-35, Class UF, zero %, 2037	4,627	4,418

Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A2, 5.381s, 2039	202,281	205,782
Ser. 05-GG5, Class A2, 5.117s, 2037	94,093	94,945

GS Mortgage Securities Corp. II Ser. 06-GG6,
Class A2, 5.506s, 2038	274,269	279,068

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030 F	43,912	43,911
Ser. 04-C1, Class X1, IO, 1.164s, 2028	48,394	5
Ser. 03-C1, Class X1, IO, 1.001s, 2040	585,521	5,309
Ser. 06-GG6, Class XC, IO, 0.168s, 2038	2,196,498	4,435

IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 5.432s, 2037	280,544	176,743
FRB Ser. 06-AR3, Class 2A1A, 2.817s, 2036	602,264	301,132

JPMorgan Alternative Loan Trust FRB Ser. 07-A2,
Class 12A1, 0.386s, 2037	433,326	216,663

JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029 F	30,051	31,397
FRB Ser. 07-LD12, Class A3, 6.186s, 2051	498,000	529,798
Ser. 07-C1, Class ASB, 5.857s, 2051	58,000	62,251
Ser. 07-C1, Class A4, 5.716s, 2051	74,000	79,932
Ser. 06-CB17, Class A3, 5.45s, 2043	74,000	75,163
Ser. 07-LDPX, Class A2, 5.434s, 2049	57,448	59,159
Ser. 06-LDP9, Class A2S, 5.298s, 2047 F	310,000	314,883

MORTGAGE-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value

JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 06-LDP8, Class X, IO, 0.752s, 2045	$2,070,938	$45,133
Ser. 07-LDPX, Class X, IO, 0.516s, 2049	3,419,758	41,037
Ser. 06-CB16, Class X1, IO, 0.216s, 2045	2,325,175	29,762

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	13,477	13,455
Ser. 07-CB20, Class X1, IO, 0.198s, 2051	6,147,034	66,374
Ser. 05-CB12, Class X1, IO, 0.113s, 2037	2,672,058	20,896

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031 F	35,110	35,721
Ser. 99-C1, Class G, 6.41s, 2031 F	37,135	37,580
Ser. 98-C4, Class H, 5.6s, 2035	50,000	52,701

LB-UBS Commercial Mortgage Trust Ser. 07-C7,
Class A2, 5.588s, 2045	238,000	244,050

LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.942s, 2037	756,140	7,596
Ser. 06-C7, Class XW, IO, 0.909s, 2038	1,425,369	35,835
Ser. 06-C7, Class XCL, IO, 0.403s, 2038	2,514,954	38,580
Ser. 05-C2, Class XCL, IO, 0.365s, 2040	2,892,763	21,947
Ser. 05-C3, Class XCL, IO, 0.34s, 2040	4,206,865	76,976
Ser. 06-C6, Class XCL, IO, 0.256s, 2039	7,896,907	145,271
Ser. 05-C5, Class XCL, IO, 0.253s, 2040	4,698,104	69,989
Ser. 06-C1, Class XCL, IO, 0.16s, 2041	4,714,809	47,146
Ser. 05-C7, Class XCL, IO, 0.159s, 2040	3,278,937	20,407

Merit Securities Corp. 144A FRB Ser. 11PA,
Class 3A1, 0.806s, 2027	113,187	95,730

Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.687s, 2022	62,166	59,772

Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.045s, 2030	31,000	33,000
FRB Ser. 97-C2, Class F, 6 1/4s, 2029	56,959	60,192

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.02s, 2050	128,000	137,027
Ser. 05-MCP1, Class XC, IO, 0.215s, 2043	2,529,422	27,571

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2,
Class XC, IO, 0.455s, 2039	638,406	12,783

Merrill Lynch/Countrywide Commercial Mortgage
Trust Ser. 07-6, Class A2, 5.331s, 2051	212,000	215,546

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 5.949s, 2045	491,623	29,497
Ser. 05-C3, Class X, IO, 5.901s, 2044	120,148	9,071

Morgan Stanley Capital I
FRB Ser. 06-T23, Class A2, 5.92s, 2041 F	194,305	194,900
FRB Ser. 07-HQ12, Class A2, 5.776s, 2049 F	219,285	222,301
Ser. 07-IQ16, Class A2, 5.623s, 2049	92,000	94,621
Ser. 07-IQ14, Class A2, 5.61s, 2049	114,962	116,888
FRB Ser. 07-HQ12, Class A2FL, 0.439s, 2049	100,853	92,280

Morgan Stanley Capital I 144A Ser. 05-HQ5,
Class X1, IO, 0.172s, 2042 F	1,201,318	6,605

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 10.236s, 2043 F	79,143	83,627

Salomon Brothers Mortgage Securities VII 144A
Ser. 02-KEY2, Class X1, IO, 2.044s, 2036	955,329	11,273

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	418,118	263,415
FRB Ser. 06-9, Class 1A1, 5.159s, 2036	67,167	40,941

Vericrest Opportunity Loan Transferee 144A
Ser. 10-NPL1, Class M, 6s, 2039	268,005	266,665

24	Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.927s, 2049	$52,113	$53,878
Ser. 06-C27, Class A2, 5.624s, 2045	65,664	65,751
Ser. 07-C30, Class APB, 5.294s, 2043	140,000	148,440
Ser. 06-C29, Class A2, 5.275s, 2048	63,925	64,562
Ser. 07-C30, Class A3, 5.246s, 2043	89,000	91,109
Ser. 07-C34, IO, 0.545s, 2046	1,617,120	23,836

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 1.26s, 2035	605,106	7,909
Ser. 05-C18, Class XC, IO, 0.144s, 2042	3,143,803	24,144
Ser. 06-C26, Class XC, IO, 0.091s, 2045	1,479,377	4,438
Ser. 06-C23, Class XC, IO, 0.076s, 2045	2,554,697	11,062

Wachovia Mortgage Loan Trust, LLC FRB
Ser. 06-AMN1, Class A2, 0.336s, 2036	439,291	206,467

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036 F	10,000	3,498

Total mortgage-backed securities (cost $11,868,099)		$12,464,172

INVESTMENT COMPANIES (3.4%)*	Shares	Value

Financial Select Sector SPDR Fund S	33,600	$515,088

iShares MSCI EAFE Index Fund S	1,481	89,067

MCG Capital Corp. S	2,564	15,589

NGP Capital Resources Co.	3,866	31,701

SPDR S&P 500 ETF Trust S	55,607	7,338,456

Total investment companies (cost $7,580,781)		$7,989,901

COMMODITY LINKED NOTES (2.2%)*	Principal amount	Value

Citigroup Funding, Inc. 144A notes zero %, 2011
(Indexed to the 1 Yr Dow Jones-UBS Ex-Energy
3-Month Forward Total Return Index) F	$2,100,000	$2,380,256

UBS AG/Jersey Branch 144A notes zero %, 2011
(Indexed to the UBS Bloomberg Constant Maturity
Commodity Index) (United Kingdom) F	2,464,000	2,801,387

Total commodity linked notes (cost $4,564,000)		$5,181,643

ASSET-BACKED SECURITIES (2.0%)*	Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C,
0.336s, 2036	$75,000	$31,660

Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030	23,452	23,171

Bay View Auto Trust Ser. 05-LJ2, Class D,
5.27s, 2014	20,777	20,919

Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A5, 8.32s, 2030	163,219	114,253
Ser. 00-A, Class A4, 8.29s, 2030	347,914	239,191
Ser. 00-A, Class A2, 7.575s, 2030	358,115	230,984

Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032	139,170	106,117
Ser. 00-5, Class A7, 8.2s, 2032	232,439	190,019
Ser. 00-5, Class A6, 7.96s, 2032	252,915	204,861
Ser. 02-1, Class M1F, 7.954s, 2033	112,000	123,570
Ser. 01-1, Class A5, 6.99s, 2031	541,266	552,091
FRB Ser. 02-1, Class M1A, 2.241s, 2033	356,000	318,498

GE Business Loan Trust 144A Ser. 04-2, Class D,
2.937s, 2032 F	50,983	10,205

Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019	73,439	38,438
Ser. 96-6, Class M1, 7.95s, 2027	173,000	164,350
Ser. 99-5, Class A5, 7.86s, 2029	215,198	195,830
Ser. 97-6, Class A9, 7.55s, 2029	21,661	22,966
Ser. 97-2, Class M1, 7.54s, 2028	187,703	138,900
Ser. 97-6, Class M1, 7.21s, 2029	73,000	63,112

ASSET-BACKED SECURITIES (2.0%)* cont.	Principal amount	Value

Green Tree Financial Corp.
Ser. 93-3, Class B, 6.85s, 2018	$5,245	$4,700
Ser. 99-3, Class A7, 6.74s, 2031	10,137	10,137
Ser. 99-2, Class A7, 6.44s, 2030	107,640	110,961

Greenpoint Manufactured Housing Ser. 00-3,
Class IA, 8.45s, 2031	515,010	521,770

GSAA Home Equity Trust FRB Ser. 06-3, Class A2,
0.376s, 2036	206,758	109,582

Long Beach Mortgage Loan Trust FRB Ser. 06-4,
Class 2A4, 0.446s, 2036	63,308	22,050

Mid-State Trust Ser. 11, Class B, 8.221s, 2038	31,818	30,911

New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	31,644	31,899

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.346s, 2036	62,698	30,057
FRB Ser. 06-2, Class A2C, 0.336s, 2036	82,000	43,807

Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	49,419	39,097
Ser. 95-B, Class B1, 7.55s, 2021	13,802	10,177
Ser. 98-A, Class M, 6.825s, 2028	31,000	29,301
Ser. 01-E, Class A4, 6.81s, 2031	263,136	231,066
Ser. 01-C, Class A3, 6.61s, 2021	413,756	229,635
Ser. 99-B, Class A3, 6.45s, 2017	27,115	26,183
Ser. 01-E, Class A3, 5.69s, 2031 F	130,390	107,103
Ser. 02-C, Class A1, 5.41s, 2032	207,200	198,912

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	40,303	38,590

Residential Asset Mortgage Products, Inc. FRB
Ser. 07-RZ1, Class A2, 0.346s, 2037	112,161	66,704

SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, 0.396s, 2036	139,000	45,029

Total asset-backed securities (cost $5,006,609)		$4,726,806

SENIOR LOANS (0.2%)* [c]	Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B2, 3.246s, 2015	$14,523	$13,023

Cengage Learning Acquisitions, Inc. bank term
loan FRN Ser. B, 2.44s, 2014	14,695	13,181

Dex Media West, LLC bank term loan FRN Ser. A,
7s, 2014	27,505	22,829

First Data Corp. bank term loan FRN 4.186s, 2018	99,303	90,988

First Data Corp. bank term loan FRN Ser. B3,
2.936s, 2014	10,568	9,777

Health Management Associates, Inc. bank term loan
FRN 2.057s, 2014	8,340	8,063

INEOS Holdings, Ltd. bank term loan FRN Ser. B2,
7.501s, 2013 (United Kingdom)	39,576	40,874

INEOS Holdings, Ltd. bank term loan FRN Ser. C2,
8.001s, 2014 (United Kingdom)	39,600	40,899

Intelsat Jackson Holdings SA bank term loan FRN
3.285s, 2014 (Luxembourg)	85,000	81,813

National Bedding Co., LLC bank term loan FRN
Ser. B, 3.756s, 2013	6,367	6,303

Polypore, Inc. bank term loan FRN Ser. B,
2.2s, 2014	16,967	16,765

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.73s, 2017	130,971	101,994

Univision Communications, Inc. bank term loan FRN
4.441s, 2017	17,604	16,811

West Corp. bank term loan FRN Ser. B2,
2.645s, 2013	3,623	3,588

West Corp. bank term loan FRN Ser. B5, 4.52s, 2016	8,811	8,822

Total senior loans (cost $480,771)		$475,730

Putnam VT Global Asset Allocation Fund	25

CONVERTIBLE BONDS AND NOTES (0.1%)*	Principal amount	Value

Alliant Techsystems, Inc. cv. company guaranty
sr. sub. notes 3s, 2024	$30,000	$33,338

Digital Realty Trust LP 144A cv. sr. unsec.
notes 5 1/2s, 2029 R	15,000	22,734

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	6,000	10,283

Meritor, Inc. cv. company guaranty sr. unsec.
notes 4s, 2027	30,000	28,650

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	22,000	26,235

Trinity Industries, Inc. cv. unsec.
sub. notes 3 7/8s, 2036	35,000	36,531

Total convertible bonds and notes (cost $145,377)		$157,771

CONVERTIBLE PREFERRED STOCKS (0.1%)*	Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd. S	690	$45,497

Entertainment Properties Trust Ser. C, $1.438
cum. cv. pfd.	1,280	25,480

General Motors Co. Ser. B, $2.375 cv. pfd.	943	45,912

Lehman Brothers Holdings, Inc. Ser. P,
7.25% cv. pfd. (In default) †	140	133

Lucent Technologies Capital Trust I 7.75% cv. pfd.	35	34,344

Total convertible preferred stocks (cost $271,350)		$151,366

PREFERRED STOCKS (0.1%)*	Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.	83	$78,004

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd. †	2,540	65,024

Total preferred stocks (cost $110,524)		$143,028

MUNICIPAL BONDS AND NOTES (—%)*	Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15	$20,000	$20,520
4.071s, 1/1/14	50,000	51,796

Total municipal bonds and notes (cost $70,000)		$72,316

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Aventine Renewable
Energy Holdings, Inc. F	3/15/15	40.94	57	$—

Tower Semiconductor,
Ltd. 144A (Israel) F	6/30/15	0.01	7,932	1,904

Total warrants (cost $29,774)				$1,904

SHORT-TERM INVESTMENTS (22.7%)*	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.17% [d]	23,398,372	$23,398,372

Putnam Money Market Liquidity Fund 0.04% [e]	20,150,423	20,150,423

U.S. Treasury Bills, for effective yields ranging
from 0.08% to 0.09%, February 9, 2012 # ##	$269,000	268,517

U.S. Treasury Bills, with an effective yield
of 0.10%, December 1, 2011 # ##	3,055,000	3,053,689

U.S. Treasury Bills, for effective yields ranging
from 0.08% to 0.18%, November 17, 2011 # ##	2,103,000	2,102,228

U.S. Treasury Bills, for effective yields ranging
from 0.24% to 0.26%, October 20, 2011 # ##	3,200,000	3,198,016

U.S. Treasury Bills, for effective yields ranging
from 0.22% to 0.24%, July 28, 2011 # ##	1,425,000	1,424,751

Total short-term investments (cost $53,595,705)		$53,595,996
Total investments (cost $266,844,661)		$290,531,067

Key to holding’s currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
USD / $	United States Dollar

Key to holding’s abbreviations

ADR	American Depository Receipts
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GDR	Global Depository Receipts
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts
SPDR	S&P 500 Index Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2011 through June 30, 2011 (the reporting period).

* Percentages indicated are based on net assets of $236,370,123.

† Non-income-producing security.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

Δ Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d See Note 1 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period.

26	Putnam VT Global Asset Allocation Fund

At the close of the reporting period, the fund maintained liquid assets totaling $158,769,667 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, SDR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

Argentina	0.5%	Netherlands	0.5%

Australia	0.8	Switzerland	1.0

Canada	1.5	United Kingdom	8.2

France	1.4	United States	78.5

Germany	1.0	Other	4.4

Japan	2.2	Total	100.0%

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $130,441,523) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Buy	8/17/11	$768,744	$749,774	$18,970

	Brazilian Real	Buy	8/17/11	11,290	11,280	10

	British Pound	Sell	8/17/11	712,856	709,984	(2,872)

	Canadian Dollar	Sell	8/17/11	1,339,602	1,308,491	(31,111)

	Chilean Peso	Buy	8/17/11	163,596	162,440	1,156

	Czech Koruna	Buy	8/17/11	25,016	25,016	—

	Euro	Sell	8/17/11	4,615,792	4,522,772	(93,020)

	Japanese Yen	Sell	8/17/11	721,937	718,029	(3,908)

	Mexican Peso	Sell	8/17/11	58,837	58,524	(313)

	Norwegian Krone	Sell	8/17/11	572,508	564,004	(8,504)

	Russian Ruble	Buy	8/17/11	273,176	273,176	—

	Singapore Dollar	Buy	8/17/11	277,830	277,830	—

	South African Rand	Buy	7/21/11	270,010	270,190	(180)

	South Korean Won	Buy	8/17/11	448,385	441,714	6,671

	Swedish Krona	Buy	8/17/11	441,229	432,520	8,709

	Swiss Franc	Sell	8/17/11	1,268,187	1,270,054	1,867

	Taiwan Dollar	Sell	8/17/11	41,542	41,542	—

	Turkish Lira	Buy	8/17/11	143,225	143,225	—

Barclays Bank PLC

	Australian Dollar	Buy	8/17/11	234,838	232,936	1,902

	Brazilian Real	Buy	8/17/11	1,069,736	1,062,536	7,200

	British Pound	Sell	8/17/11	604,298	600,857	(3,441)

	Canadian Dollar	Buy	8/17/11	174,681	174,422	259

	Chilean Peso	Buy	8/17/11	307,032	302,741	4,291

	Czech Koruna	Buy	8/17/11	238,867	238,867	—

	Euro	Sell	8/17/11	187,938	184,344	(3,594)

	Hungarian Forint	Sell	8/17/11	324,780	324,780	—

	Indian Rupee	Sell	8/17/11	537,557	534,488	(3,069)

	Japanese Yen	Sell	8/17/11	137,116	136,373	(743)

	Malaysian Ringgit	Buy	8/17/11	277,452	277,452	—

	Mexican Peso	Sell	8/17/11	17,956	17,719	(237)

	New Zealand Dollar	Sell	7/21/11	144,328	142,255	(2,073)

	Norwegian Krone	Buy	8/17/11	177,636	174,975	2,661

	Philippines Peso	Buy	8/17/11	231,946	231,946	—

	Polish Zloty	Sell	8/17/11	238,741	238,741	—

	Russian Ruble	Buy	8/17/11	273,176	273,176	—

Putnam VT Global Asset Allocation Fund	27

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $130,441,523) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC cont.

	Singapore Dollar	Buy	8/17/11	$284,946	$284,946	$—

	South Korean Won	Buy	8/17/11	288,774	284,268	4,506

	Swedish Krona	Buy	8/17/11	177,483	173,832	3,651

	Swiss Franc	Buy	8/17/11	29,285	29,403	(118)

	Taiwan Dollar	Sell	8/17/11	406,537	406,537	—

	Thai Baht	Buy	8/17/11	224,101	224,101	—

	Turkish Lira	Sell	8/17/11	71,039	71,039	—

Citibank, N.A.

	Australian Dollar	Buy	8/17/11	200,908	195,922	4,986

	Brazilian Real	Sell	8/17/11	97,485	97,402	(83)

	British Pound	Buy	8/17/11	2,140,817	2,130,160	10,657

	Canadian Dollar	Sell	8/17/11	1,556,372	1,519,873	(36,499)

	Chilean Peso	Buy	8/17/11	371,170	365,403	5,767

	Czech Koruna	Buy	8/17/11	93,901	93,901	—

	Danish Krone	Sell	7/21/11	295,694	297,866	2,172

	Euro	Buy	8/17/11	218,826	216,673	2,153

	Hungarian Forint	Buy	8/17/11	133,863	133,863	—

	Japanese Yen	Buy	8/17/11	593,664	590,502	3,162

	Mexican Peso	Buy	8/17/11	538,043	536,546	1,497

	New Zealand Dollar	Sell	7/21/11	62,327	61,436	(891)

	Norwegian Krone	Sell	8/17/11	893,610	880,600	(13,010)

	Polish Zloty	Sell	8/17/11	225,893	225,893	—

	Singapore Dollar	Buy	8/17/11	252,777	252,777	—

	South African Rand	Buy	7/21/11	776,270	782,989	(6,719)

	South Korean Won	Buy	8/17/11	256,233	252,694	3,539

	Swedish Krona	Buy	8/17/11	615,220	603,519	11,701

	Swiss Franc	Sell	8/17/11	799,030	802,333	3,303

	Taiwan Dollar	Sell	8/17/11	241,550	241,550	—

	Turkish Lira	Buy	8/17/11	80,420	80,420	—

Credit Suisse AG

	Australian Dollar	Buy	8/17/11	92,185	89,822	2,363

	Brazilian Real	Buy	8/17/11	309,580	309,139	441

	British Pound	Sell	8/17/11	1,209,720	1,203,139	(6,581)

	Canadian Dollar	Sell	8/17/11	611,125	596,334	(14,791)

	Czech Koruna	Sell	8/17/11	8,899	8,899	—

	Euro	Sell	8/17/11	2,115,753	2,107,046	(8,707)

	Indian Rupee	Sell	8/17/11	306,474	304,724	(1,750)

	Japanese Yen	Sell	8/17/11	1,835,084	1,826,235	(8,849)

	Malaysian Ringgit	Buy	8/17/11	646,624	646,624	—

	Mexican Peso	Buy	8/17/11	276,218	275,410	808

	Norwegian Krone	Buy	8/17/11	724,164	713,563	10,601

	Polish Zloty	Sell	8/17/11	103,286	103,286	—

	Russian Ruble	Buy	8/17/11	273,088	273,088	—

	South African Rand	Buy	7/21/11	180,430	180,527	(97)

	South Korean Won	Buy	8/17/11	417,653	411,270	6,383

	Swedish Krona	Buy	8/17/11	311,859	312,120	(261)

	Swiss Franc	Buy	8/17/11	714,628	717,003	(2,375)

	Taiwan Dollar	Sell	8/17/11	410,922	410,922	—

	Turkish Lira	Buy	8/17/11	16,858	16,858	—

Deutsche Bank AG

	Australian Dollar	Buy	8/17/11	196,747	191,321	5,426

	Brazilian Real	Buy	8/17/11	133,067	132,241	826

	British Pound	Sell	8/17/11	885,329	880,443	(4,886)

28	Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $130,441,523) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG cont.

	Canadian Dollar	Buy	8/17/11	$622,321	$621,364	$957

	Chilean Peso	Buy	8/17/11	20,422	20,243	179

	Czech Koruna	Buy	8/17/11	333,843	333,843	—

	Euro	Sell	8/17/11	1,803,683	1,769,616	(34,067)

	Hungarian Forint	Buy	8/17/11	133,320	132,153	1,167

	Malaysian Ringgit	Buy	8/17/11	363,851	365,484	(1,633)

	Mexican Peso	Buy	8/17/11	128,136	127,461	675

	New Zealand Dollar	Sell	7/21/11	128,209	126,483	(1,726)

	Norwegian Krone	Sell	8/17/11	233,506	230,122	(3,384)

	Philippines Peso	Buy	8/17/11	231,296	231,296	—

	Polish Zloty	Sell	8/17/11	512,130	512,130	—

	Singapore Dollar	Buy	8/17/11	237,708	237,708	—

	South Korean Won	Buy	8/17/11	399,764	393,636	6,128

	Swedish Krona	Buy	8/17/11	508,835	498,730	10,105

	Swiss Franc	Buy	8/17/11	988,312	991,923	(3,611)

	Taiwan Dollar	Sell	8/17/11	100,314	100,314	—

	Turkish Lira	Buy	8/17/11	126,709	126,709	—

Goldman Sachs International

	Australian Dollar	Buy	8/17/11	1,234,365	1,203,795	30,570

	British Pound	Sell	8/17/11	598,196	595,244	(2,952)

	Canadian Dollar	Sell	8/17/11	1,249,721	1,220,315	(29,406)

	Chilean Peso	Buy	8/17/11	293,974	291,680	2,294

	Euro	Sell	8/17/11	5,058,085	4,963,145	(94,940)

	Hungarian Forint	Sell	8/17/11	117,350	117,350	—

	Japanese Yen	Sell	8/17/11	2,944,783	2,929,169	(15,614)

	Norwegian Krone	Buy	8/17/11	244,940	243,726	1,214

	Polish Zloty	Buy	8/17/11	96,587	96,587	—

	South African Rand	Buy	7/21/11	294,947	296,956	(2,009)

	Swedish Krona	Buy	8/17/11	421,452	413,038	8,414

	Swiss Franc	Buy	8/17/11	790,221	793,137	(2,916)

HSBC Bank USA, National Association

	Australian Dollar	Buy	8/17/11	47,565	46,433	1,132

	British Pound	Sell	8/17/11	3,661,117	3,640,727	(20,390)

	Euro	Sell	8/17/11	2,050,932	2,012,846	(38,086)

	Indian Rupee	Sell	8/17/11	80,706	80,476	(230)

	Japanese Yen	Sell	8/17/11	796,517	792,176	(4,341)

	New Zealand Dollar	Sell	7/21/11	462,412	455,869	(6,543)

	Norwegian Krone	Buy	8/17/11	642,166	633,638	8,528

	Philippines Peso	Buy	8/17/11	231,323	231,323	—

	Singapore Dollar	Buy	8/17/11	736,010	735,607	403

	South Korean Won	Buy	8/17/11	205,948	203,173	2,775

	Swiss Franc	Buy	8/17/11	965,217	969,028	(3,811)

	Taiwan Dollar	Sell	8/17/11	389,568	389,568	—

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	8/17/11	1,151,569	1,123,087	28,482

	Brazilian Real	Buy	8/17/11	421,336	418,483	2,853

	British Pound	Sell	8/17/11	224,343	222,855	(1,488)

	Canadian Dollar	Buy	8/17/11	6,946	6,782	164

	Chilean Peso	Buy	8/17/11	146,662	145,595	1,067

	Czech Koruna	Buy	8/17/11	125,175	124,637	538

	Euro	Buy	8/17/11	736,236	730,041	6,195

	Hong Kong Dollar	Sell	8/17/11	1,045,667	1,044,989	(678)

Putnam VT Global Asset Allocation Fund	29

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $130,441,523) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A. cont.

	Hungarian Forint	Buy	8/17/11	$264,741	$262,400	$2,341

	Japanese Yen	Sell	8/17/11	218,542	217,345	(1,197)

	Malaysian Ringgit	Buy	8/17/11	325,112	325,112	—

	Mexican Peso	Buy	8/17/11	205,932	204,978	954

	New Zealand Dollar	Sell	7/21/11	150,528	148,330	(2,198)

	Norwegian Krone	Buy	8/17/11	510,171	502,712	7,459

	Polish Zloty	Buy	8/17/11	394,341	394,341	—

	Russian Ruble	Buy	8/17/11	272,923	272,879	44

	Singapore Dollar	Sell	8/17/11	678,567	677,927	(640)

	South African Rand	Buy	7/21/11	449,673	452,689	(3,016)

	South Korean Won	Buy	8/17/11	359,342	353,638	5,704

	Swedish Krona	Buy	8/17/11	261,249	256,077	5,172

	Swiss Franc	Buy	8/17/11	58,213	58,420	(207)

	Taiwan Dollar	Sell	8/17/11	523,069	522,593	(476)

	Thai Baht	Buy	8/17/11	226,685	226,685	—

	Turkish Lira	Sell	8/17/11	143,044	143,474	430

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	8/17/11	1,317,054	1,299,482	17,572

	Brazilian Real	Buy	8/17/11	424,317	422,055	2,262

	British Pound	Sell	8/17/11	6,786,669	6,749,325	(37,344)

	Canadian Dollar	Sell	8/17/11	761,858	743,924	(17,934)

	Chilean Peso	Buy	8/17/11	268,372	265,602	2,770

	Czech Koruna	Buy	8/17/11	156,847	156,847	—

	Euro	Buy	8/17/11	898,796	895,455	3,341

	Hungarian Forint	Sell	8/17/11	152,657	152,790	133

	Indian Rupee	Sell	8/17/11	440,210	437,600	(2,610)

	Japanese Yen	Sell	8/17/11	264,940	263,894	(1,046)

	Malaysian Ringgit	Buy	8/17/11	382,108	382,108	—

	Mexican Peso	Buy	8/17/11	287,412	286,044	1,368

	New Zealand Dollar	Sell	7/21/11	17,968	15,395	(2,573)

	Norwegian Krone	Buy	8/17/11	583,108	574,368	8,740

	Polish Zloty	Buy	8/17/11	47,102	47,102	—

	Russian Ruble	Buy	8/17/11	273,419	273,419	—

	Singapore Dollar	Buy	8/17/11	154,347	154,347	—

	South African Rand	Buy	7/21/11	87,087	87,549	(462)

	South Korean Won	Buy	8/17/11	473,036	465,634	7,402

	Swedish Krona	Buy	8/17/11	661,961	648,595	13,366

	Swiss Franc	Sell	8/17/11	32,975	33,106	131

	Taiwan Dollar	Sell	8/17/11	452,739	452,739	—

	Turkish Lira	Buy	8/17/11	81,618	81,618	—

State Street Bank and Trust Co.

	Australian Dollar	Buy	8/17/11	1,458,320	1,438,202	20,118

	Brazilian Real	Buy	8/17/11	399,835	397,653	2,182

	British Pound	Sell	8/17/11	399,386	397,412	(1,974)

	Canadian Dollar	Sell	8/17/11	1,678,390	1,639,192	(39,198)

	Euro	Sell	8/17/11	2,853,729	2,799,574	(54,155)

	Hungarian Forint	Sell	8/17/11	397,140	397,140	—

	Japanese Yen	Sell	8/17/11	671,622	668,168	(3,454)

	Malaysian Ringgit	Buy	8/17/11	660,789	660,789	—

	Mexican Peso	Buy	8/17/11	124,869	124,286	583

	Norwegian Krone	Sell	8/17/11	788,596	776,722	(11,874)

30	Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $130,441,523) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.

	Philippines Peso	Buy	8/17/11	$231,339	$231,339	$—

	Polish Zloty	Sell	8/17/11	116,397	116,397	—

	Russian Ruble	Buy	8/17/11	273,917	273,917	—

	Singapore Dollar	Buy	8/17/11	188,900	188,900	—

	South African Rand	Buy	7/21/11	275,160	272,721	2,439

	Swedish Krona	Buy	8/17/11	557,154	546,267	10,887

	Swiss Franc	Buy	8/17/11	495,108	497,072	(1,964)

	Taiwan Dollar	Sell	8/17/11	377,174	377,174	—

	Thai Baht	Buy	8/17/11	227,352	227,352	—

UBS AG

	Australian Dollar	Sell	8/17/11	42,998	36,943	(6,055)

	Brazilian Real	Buy	8/17/11	559,224	558,282	942

	British Pound	Sell	8/17/11	7,051,481	7,013,147	(38,334)

	Canadian Dollar	Sell	8/17/11	1,482,560	1,448,276	(34,284)

	Czech Koruna	Buy	8/17/11	414,207	414,207	—

	Euro	Sell	8/17/11	825,419	825,383	(36)

	Hungarian Forint	Buy	8/17/11	170,816	170,816	—

	Indian Rupee	Sell	8/17/11	447,347	444,891	(2,456)

	Japanese Yen	Sell	8/17/11	760,296	756,400	(3,896)

	Mexican Peso	Buy	8/17/11	416,407	415,114	1,293

	New Zealand Dollar	Sell	7/21/11	294,029	289,483	(4,546)

	Norwegian Krone	Sell	8/17/11	109,535	107,928	(1,607)

	Polish Zloty	Buy	8/17/11	147,639	147,639	—

	Russian Ruble	Buy	8/17/11	273,479	273,479	—

	Singapore Dollar	Buy	8/17/11	183,120	183,120	—

	South African Rand	Buy	7/21/11	139,262	137,831	1,431

	South Korean Won	Buy	8/17/11	567,010	557,855	9,155

	Swedish Krona	Sell	8/17/11	744,810	730,020	(14,790)

	Swiss Franc	Sell	8/17/11	745,817	748,820	3,003

	Taiwan Dollar	Sell	8/17/11	561,593	562,155	562

	Thai Baht	Buy	8/17/11	224,246	224,246	—

	Turkish Lira	Buy	8/17/11	4,947	4,963	(16)

Westpac Banking Corp.

	Australian Dollar	Sell	8/17/11	831,695	810,314	(21,381)

	British Pound	Sell	8/17/11	1,318,439	1,311,942	(6,497)

	Canadian Dollar	Buy	8/17/11	379,633	370,768	8,865

	Euro	Sell	8/17/11	1,720,517	1,688,253	(32,264)

	Japanese Yen	Sell	8/17/11	1,981,300	1,971,062	(10,238)

	New Zealand Dollar	Buy	7/21/11	79,769	78,642	1,127

	Norwegian Krone	Sell	8/17/11	608,625	599,855	(8,770)

	Swedish Krona	Sell	8/17/11	298,812	293,001	(5,811)

	Swiss Franc	Buy	8/17/11	658,909	661,488	(2,579)

Total						$(509,135)

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/11	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

Amsterdam Exchange index
(Short)	8	$789,307	Jul-11	$(10,350)

Australian Government
Treasury Bond 3 yr (Short)	17	1,736,989	Sep-11	(629)

Australian Government
Treasury Bond 10 yr (Long)	7	5,339,725	Sep-11	(2,850)

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/11	Number of		Expiration	appreciation/
(Unaudited) cont.	contracts	Value	date	(depreciation)

Canadian Government Bond
10 yr (Short)	35	$4,503,814	Sep-11	$(8,882)

DAX Index (Short)	4	1,073,246	Sep-11	(41,905)

Euro STOXX 50 Index
(Short)	113	4,672,884	Sep-11	(178,434)

Euro-Bobl 5 yr (Long)	1	169,274	Sep-11	199

Putnam VT Global Asset Allocation Fund	31

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/11	Number of		Expiration	appreciation/
(Unaudited) cont.	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Long)	7	$1,275,379	Sep-11	$1,441

Euro-CAC 40 Index (Short)	37	2,137,947	Jul-11	(95,428)

Euro-Dollar 90 day (Short)	46	11,429,275	Jun-12	(25,502)

Euro-Schatz 2 yr (Long)	5	780,849	Sep-11	796

Euro-Swiss Franc 3 Month
(Short)	17	5,044,868	Dec-11	(20,001)

Euro-Swiss Franc 3 Month
(Short)	17	5,035,763	Jun-12	(33,091)

Euro-Swiss Franc 3 Month
(Short)	17	5,024,130	Dec-12	(39,370)

Euro-Swiss Franc 3 Month
(Short)	17	5,040,821	Mar-12	(26,308)

Euro-Swiss Franc 3 Month
(Short)	17	5,047,902	Sep-11	(12,472)

FTSE 100 Index (Long)	39	3,698,813	Sep-11	8,853

FTSE 100 Index (Short)	33	3,129,765	Sep-11	(78,304)

FTSE/MIB Index (Long)	16	2,347,942	Sep-11	291

IBEX 35 Index (Long)	4	596,656	Jul-11	21,882

Japanese Government
Bond 10 yr (Short)	3	5,258,109	Sep-11	(10,083)

Japanese Government
Bond 10 yr Mini (Long)	23	4,033,503	Sep-11	6,733

Mini MSCI EAFE Index
(Long)	10	857,950	Sep-11	30,380

OMXS 30 Index (Short)	66	1,165,404	Jul-11	(11,759)

Russell 2000 Mini Index
(Short)	26	2,146,040	Sep-11	(108,862)

S&P 500 Index E-Mini
(Long)	353	23,218,575	Sep-11	774,129

S&P 500 Index E-Mini
(Short)	16	1,052,400	Sep-11	(5,408)

S&P Mid Cap 400 Index
E-Mini (Long)	57	5,566,050	Sep-11	223,338

SGX MSCI Singapore Index
(Short)	9	528,553	Jul-11	(10,163)

SPI 200 Index (Short)	15	1,851,414	Sep-11	(31,057)

Tokyo Price Index (Short)	38	4,011,557	Sep-11	(182,292)

U.K. Gilt 10 yr (Long)	3	579,171	Sep-11	(3,865)

U.K. Gilt 10 yr (Short)	61	11,776,478	Sep-11	(12,913)

U.S. Treasury Bond 20 yr
(Long)	72	8,858,250	Sep-11	(79,840)

U.S. Treasury Bond 30 yr
(Long)	12	1,515,000	Sep-11	(12,265)

U.S. Treasury Note 2 yr
(Long)	70	15,354,063	Sep-11	(3,227)

U.S. Treasury Note 2 yr
(Short)	195	42,772,031	Sep-11	(123,590)

U.S. Treasury Note 5 yr
(Long)	49	5,840,570	Sep-11	35,930

U.S. Treasury Note 5 yr
(Short)	158	18,832,859	Sep-11	(76,894)

U.S. Treasury Note 10 yr
(Long)	309	37,799,391	Sep-11	(101,743)

U.S. Treasury Note 10 yr
(Short)	24	2,935,875	Sep-11	14,267

Total				$(229,248)

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$2,492,377) (Unaudited)	amount	strike price	Value

Option on an interest rate swap
with Bank of America, N.A. for
the obligation to receive a fixed
rate of 4.70% versus the three
month USD-LIBOR-BBA maturing
August 8, 2021.	$877,000	Aug-11/4.7	$1

Option on an interest rate swap
with Bank of America, N.A. for
the obligation to pay a fixed rate
of 4.70% versus the three month
USD-LIBOR-BBA maturing
August 8, 2021.	877,000	Aug-11/4.7	106,941

Option on an interest rate swap
with Bank of America, N.A. for
the obligation to receive a fixed
rate of 4.55% versus the three
month USD-LIBOR-BBA maturing
August 17, 2021.	874,000	Aug-11/4.55	17

Option on an interest rate swap
with Bank of America, N.A. for
the obligation to pay a fixed rate
of 4.55% versus the three month
USD-LIBOR-BBA maturing
August 17, 2021.	874,000	Aug-11/4.55	94,077

Option on an interest rate swap
with Bank of America, N.A. for
the obligation to receive a fixed
rate of 4.475% versus the three
month USD-LIBOR-BBA maturing
August 19, 2021.	1,141,000	Aug-11/4.475	46

Option on an interest rate swap
with Bank of America, N.A. for
the obligation to pay a fixed
rate of 4.475% versus the three
month USD-LIBOR-BBA maturing
August 19, 2021.	1,141,000	Aug-11/4.475	115,047

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.52% versus
the three month USD-LIBOR-BBA
maturing July 26, 2021.	2,638,000	Jul-11/4.52	—

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	2,638,000	Jul-11/4.52	285,801

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.5475% versus
the three month USD-LIBOR-BBA
maturing July 26, 2021.	1,319,000	Jul-11/4.5475	—

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	1,319,000	Jul-11/4.5475	146,079

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing
August 17, 2021.	1,748,000	Aug-11/4.49	178,978

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.49% versus
the three month USD-LIBOR-BBA
maturing August 17, 2021.	1,748,000	Aug-11/4.49	52

32	Putnam VT Global Asset Allocation Fund

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$2,492,377) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	$2,813,000	Jul-11/4.46	$1

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.46	289,911

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.525% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.525	305,998

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.525% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.525	—

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.745% versus the three
month USD-LIBOR-BBA maturing
July 27, 2021.	4,219,500	Jul-11/4.745	—

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$2,492,377) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.745% versus the three
month USD-LIBOR-BBA maturing
July 27, 2021.	$4,219,500	Jul-11/4.745	$537,817

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA maturing
May 14, 2022.	1,966,000	May-12/5.51	311,178

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA maturing
May 14, 2022.	1,966,000	May-12/5.51	4,718

Total			$2,376,662

TBA SALE COMMITMENTS OUTSTANDING
at 6/30/11 (proceeds received	Principal	Settlement
$2,100,625) (Unaudited)	amount	date	Value

FNMA, 5s, June 1, 2041	$1,000,000	6/13/11	$1,064,023

FNMA, 4 1/2s, July 1, 2041	1,000,000	7/14/11	1,034,610

Total			$2,098,633

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

		Upfront				Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
	$812,200	$(1,665)	6/17/21	3 month USD-LIBOR-BBA	3.2%	$(4,484)

	480,200	—	6/24/21	3.103%	3 month USD-LIBOR-BBA	6,163

	4,359,200	88	5/4/13	3 month USD-LIBOR-BBA	0.78%	15,450

Citibank, N.A.
	7,100,000	—	3/4/13	3 month USD-LIBOR-BBA	0.88625%	57,051

Credit Suisse International
	4,712,900	2,153	5/27/16	2.02%	3 month USD-LIBOR-BBA	(16,229)

	2,047,700	(588)	5/27/21	3.21%	3 month USD-LIBOR-BBA	(269)

	7,000,000	—	5/6/13	3 month USD-LIBOR-BBA	0.75375%	20,868

	6,266,100	(635)	5/27/13	3 month USD-LIBOR-BBA	0.72%	10,110

MXN	5,250,000	—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	(8,764)

Deutsche Bank AG
	$10,082,000	(12,460)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(439,157)

	10,503,300	(27,689)	3/10/19	3.58%	3 month USD-LIBOR-BBA	(696,669)

	7,235,900	1,190	5/13/13	3 month USD-LIBOR-BBA	0.75%	21,038

MXN	5,250,000	—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	(6,917)

Goldman Sachs International
	$17,498,800	(98,924)	2/15/25	3 month USD-LIBOR-BBA	4.2%	1,225,447

	1,426,500	(6,279)	5/3/21	3.39%	3 month USD-LIBOR-BBA	(32,703)

	1,478,700	4,274	5/9/21	3.3%	3 month USD-LIBOR-BBA	(10,309)

	1,750,900	11,187	5/9/41	4.09%	3 month USD-LIBOR-BBA	(4,996)

	1,878,700	5,332	5/9/20	3.15%	3 month USD-LIBOR-BBA	(13,934)

Putnam VT Global Asset Allocation Fund	33

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited) cont.

		Upfront				Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
	$3,974,000	$2,364	5/20/13	3 month USD-LIBOR-BBA	0.71%	$9,260

EUR	9,350,000	—	6/20/13	1.91%	3 month EUR-EURIBOR-	17,625
					REUTERS

EUR	9,350,000	—	6/20/13	1 year EUR-EONIA-OIS-	1.615%	(29,514)
				COMPOUND

JPMorgan Chase Bank, N.A.
	$784,800	2,415	2/18/41	4.43%	3 month USD-LIBOR-BBA	(60,375)

	12,010,300	(5,745)	3/11/13	3 month USD-LIBOR-BBA	0.91%	94,329

	8,600,000	—	6/10/13	3 month USD-LIBOR-BBA	0.5775%	(13,154)

	1,300,000	—	6/10/21	3.061%	3 month USD-LIBOR-BBA	19,410

	200,000	—	6/10/41	3.933%	3 month USD-LIBOR-BBA	4,424

	900,000	—	6/10/16	1.7525%	3 month USD-LIBOR-BBA	9,354

	6,700,000	—	2/7/13	3 month USD-LIBOR-BBA	0.916%	61,366

JPY	56,400,000 E	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	5,621

JPY	75,800,000 E	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	4,785

MXN	750,000	—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	(855)

MXN	1,330,000	—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(3,811)

Total						$240,161

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap	Notional	premium	Termination	received (paid) by	received by or	appreciation/
counterparty	amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC
	$206,086	$—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00%	$(264)
					30 year Fannie Mae pools

	2,823,569	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	21,060
					30 year Fannie Mae pools

	89,708	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	669
					30 year Fannie Mae pools

	280,756	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(898)
					30 year Fannie Mae pools

	140,543	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	1,048
					30 year Fannie Mae pools

	842,187	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,079
					30 year Fannie Mae pools

	338,649	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	2,526
					30 year Fannie Mae pools

	858,623	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(2,612)
					30 year Fannie Mae pools

	426,862	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	3,184
					30 year Fannie Mae pools

	393,437	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	504
					30 year Fannie Mae pools

	42,749	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(130)
					30 year Fannie Mae pools

	41,931	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	54
					30 year Fannie Mae pools

	48,592	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	(44)
					30 year Fannie Mae pools

	157,737	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	(143)
					30 year Fannie Mae pools

	114,378	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	(104)
					30 year Fannie Mae pools

34	Putnam VT Global Asset Allocation Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap	Notional	premium	Termination	received (paid) by	received by or	appreciation/
counterparty	amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Citibank, N.A.
basket	154	$—	4/11/12	(3 month USD-LIBOR-BBA plus	A basket (CGPUTQL1) of	$132,711
				0.10%)	common stocks

units	3,437	—	4/11/12	3 month USD-LIBOR-BBA minus	Russell 2000 Total Return	6,708
				0.05%	Index

Credit Suisse International
	$725,233	(1,926)	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(2,733)
					30 year Ginnie Mae II pools

Goldman Sachs International
baskets	85	—	9/26/11	(1 month USD-LIBOR-BBA plus	A basket (GSGLPMIN) of	1,158
				60 bp)	common stocks

JPMorgan Chase Bank, N.A.
shares	122,265	—	10/20/11	(3 month USD-LIBOR-BBA plus	iShares MSCI Emerging	(209,116)
				5 bp)	Markets Index

Total						$(45,343)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA HY Series 16 Version 1 Index	B+	$(166,343)		$7,393,000	6/20/16	500 bp	$(38,091)

Barclays Bank PLC
DJ CDX NA HY Series 16 Version 1 Index	B+	(3,938)		180,000	6/20/16	500 bp	(815)

Credit Suisse International
DJ CDX NA HY Series 16 Version 1 Index	B+	(90,957)		4,410,000	6/20/16	500 bp	(14,452)

Deutsche Bank AG
Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	90,000	9/20/13	715 bp	15,910

Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB–	—	EUR	125,000	9/20/13	477 bp	12,276

Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB–	—	EUR	125,000	9/20/13	535 bp	14,583

Goldman Sachs International
CSC Holdings, Inc., 7 5/8%, 7/15/18	Ba3	—		$65,000	9/20/13	495 bp	5,070

Lighthouse International Co, SA, 8%, 4/30/14	Ca	—	EUR	110,000	3/20/13	680 bp	(84,986)

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 16 Version 1 Index	B+	(67,094)		$2,982,000	6/20/16	500 bp	(15,364)

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe Crossover Series 12 Version 1	—	(3,736)	EUR	314,000	12/20/14	(500 bp)	(27,132)

Total							$(133,001)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2011.

Putnam VT Global Asset Allocation Fund	35

ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$6,947,551	$1,581,888	$2,972

Capital goods	6,367,095	967,542	7,085

Communication services	5,324,513	618,403	—

Conglomerates	2,624,665	187,492	—

Consumer cyclicals	13,374,995	1,142,008	170

Consumer staples	9,942,411	1,023,419	95

Energy	12,080,913	261,699	—

Financials	14,282,511	2,163,118	—

Health care	13,689,303	297,232	—

Technology	15,825,036	1,126,229	6,201

Transportation	1,024,875	577,431	—

Utilities and power	3,562,696	214,006	—

Total common stocks	105,046,564	10,160,467	16,523

Asset-backed securities	—	4,726,806	—

Commodity linked notes	—	5,181,643	—

Convertible bonds and notes	—	157,771	—

Convertible preferred stocks	—	151,366	—

Corporate bonds and notes	—	38,211,538	25,841

Foreign government bonds and notes	—	18,939,580	—

Investment Companies	7,989,901	—	—

Mortgage-backed securities	—	12,431,342	32,830

Municipal bonds and notes	—	72,316	—

Preferred stocks	—	143,028	—

Senior loans	—	475,730	—

U.S. Government and agency mortgage obligations	—	33,148,205	—

U.S. treasury obligations	—	21,716	—

Warrants	—	—	1,904

Short-term investments	20,150,423	33,445,573	—

Totals by level	$133,186,888	$157,267,081	$77,098

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(509,135)	$—

Futures contracts	(229,248)	—	—

Written options	—	(2,376,662)	—

TBA sale commitments	—	(2,098,633)	—

Interest rate swap contracts	—	365,143	—

Total return swap contracts	—	(43,417)	—

Credit default contracts	—	199,067	—

Totals by level	$(229,248)	$(4,463,637)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

36	Putnam VT Global Asset Allocation Fund

Statement of assets and liabilities
6/30/11 (Unaudited)

Assets

Investment in securities, at value, including $22,057,482
of securities on loan (Note 1):

Unaffiliated issuers (identified cost $223,295,866)	$246,982,272

Affiliated issuers (identified cost $43,548,795) (Notes 1 and 6)	43,548,795

Cash	13,005

Foreign currency (cost $17,401) (Note 1)	17,354

Dividends, interest and other receivables	1,257,182

Receivable for shares of the fund sold	2,815

Receivable for investments sold	4,179,072

Receivable for sales of delayed delivery securities (Note 1)	2,154,307

Unrealized appreciation on swap contracts (Note 1)	1,800,841

Unrealized appreciation on forward currency contracts (Note 1)	393,254

Premium paid on swap contracts (Note 1)	487,979

Total assets	300,836,876

Liabilities

Payable for variation margin (Note 1)	33,393

Payable for investments purchased	3,698,673

Payable for purchases of delayed delivery securities (Note 1)	29,712,116

Payable for shares of the fund repurchased	47,167

Payable for compensation of Manager (Note 2)	115,571

Payable for investor servicing fees (Note 2)	16,825

Payable for custodian fees (Note 2)	90,908

Payable for Trustee compensation and expenses (Note 2)	109,305

Payable for administrative services (Note 2)	1,262

Payable for distribution fees (Note 2)	16,146

Unrealized depreciation on forward currency contracts (Note 1)	902,389

Written options outstanding, at value (premiums received $2,492,377)
(Notes 1 and 3)	2,376,662

Premium received on swap contracts (Note 1)	29,003

Unrealized depreciation on swap contracts (Note 1)	1,739,024

TBA sale commitments, at value $2,100,625 (Note 1)	2,098,633

Collateral on securities loaned, at value (Note 1)	23,398,372

Other accrued expenses	81,304

Total liabilities	64,466,753

Net assets	$236,370,123

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$248,640,138

Undistributed net investment income (Note 1)	1,202,076

Accumulated net realized loss on investments and foreign currency
transactions (Note 1)	(36,592,063)

Net unrealized appreciation of investments and assets and liabilities in
foreign currencies	23,119,972

Total — Representing net assets applicable
to capital shares outstanding	$236,370,123

Computation of net asset value Class IA

Net assets	$156,949,837

Number of shares outstanding	10,596,689

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$14.81

Computation of net asset value Class IB

Net assets	$79,420,286

Number of shares outstanding	5,324,432

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$14.92

Statement of operations
Six months ended 6/30/11 (Unaudited)

Investment income

Interest (including interest income of $16,071 from investments in
affiliated issuers) (Note 6)	$2,548,187

Dividends (net of foreign tax of $58,312)	1,342,831

Securities lending (Note 1)	33,260

Total investment income	3,924,278

Expenses

Compensation of Manager (Note 2)	716,216

Investor servicing fees (Note 2)	121,345

Custodian fees (Note 2)	79,125

Trustee compensation and expenses (Note 2)	8,623

Administrative services (Note 2)	3,701

Distribution fees — Class IB (Note 2)	100,074

Auditing	64,612

Other	31,910

Total expenses	1,125,606

Expense reduction (Note 2)	(4,809)

Net expenses	1,120,797

Net investment income	2,803,481
Net realized gain on investments (net of foreign tax of $235)
(Notes 1 and 3)	7,548,390

Net realized gain on swap contracts (Note 1)	176,796

Net realized gain on futures contracts (Note 1)	1,971,698

Net realized loss on foreign currency transactions (Note 1)	(1,724,543)

Net unrealized depreciation of assets and liabilities in foreign currencies
during the period	(286,049)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during
the period	638,874

Net gain on investments	8,325,166

Net increase in net assets resulting from operations	$11,128,647

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund	37

Statement of changes in net assets

	Six months ended	Year ended
	6/30/11*	12/31/10

Increase (decrease) in net assets

Operations:

Net investment income	$2,803,481	$6,196,603

Net realized gain on investments and
foreign currency transactions	7,972,341	16,630,694

Net unrealized appreciation of
investments and assets and liabilities in
foreign currencies	352,825	9,254,842

Net increase in net assets resulting
from operations	11,128,647	32,082,139

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(7,171,729)	(9,201,575)

Class IB	(3,402,380)	(4,302,686)

Decrease from capital share transactions
(Note 4)	(3,399,105)	(16,194,855)

Total increase (decrease) in net assets	(2,844,567)	2,383,023

Net assets:

Beginning of period	239,214,690	236,831,667

End of period (including undistributed
net investment income of $1,202,076 and
$8,972,704, respectively)	$236,370,123	$239,214,690

* Unaudited.

The accompanying notes are an integral part of these financial statements.

38	Putnam VT Global Asset Allocation Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of expenses to average net assets excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Period ended

Class IA

6/30/11†	$14.79	.18	.52	.70	(.68)	(.68)	$14.81	4.77*	$156,950	.43*	.43*	1.21*	65*

12/31/10	13.64	.38	1.59	1.97	(.82)	(.82)	14.79	14.95	159,677	.87[f]	.87[f]	2.75	159

12/31/09	10.87	.41	3.12	3.53	(.76)	(.76)	13.64	35.36	160,419	.99[g,h]	.86 [g]	3.55[g]	178

12/31/08	16.90	.48	(5.91)	(5.43)	(.60)	(.60)	10.87	(33.16)	141,087	.78[g]	.78[g]	3.31[g]	155

12/31/07	16.50	.42	.10	.52	(.12)	(.12)	16.90	3.16	264,820	.77[g]	.77[g]	2.49[g]	107

12/31/06	15.03	.33	1.59	1.92	(.45)	(.45)	16.50	13.04	311,512	.82[g]	.82[g]	2.15[g]	77

Class IB

6/30/11†	$14.88	.16	.53	.69	(.65)	(.65)	$14.92	4.63*	$79,420	.55*	.55*	1.08*	65*

12/31/10	13.72	.35	1.60	1.95	(.79)	(.79)	14.88	14.69	79,537	1.12[f]	1.12[f]	2.50	159

12/31/09	10.90	.39	3.15	3.54	(.72)	(.72)	13.72	35.21	76,413	1.24 [g,h]	1.11[g]	3.28[g]	178

12/31/08	16.94	.44	(5.92)	(5.48)	(.56)	(.56)	10.90	(33.32)	58,167	1.03 [g]	1.03 [g]	3.05[g]	155

12/31/07	16.54	.38	.11	.49	(.09)	(.09)	16.94	2.94	95,626	1.02[g]	1.02[g]	2.23[g]	107

12/31/06	15.06	.29	1.61	1.90	(.42)	(.42)	16.54	12.86	88,626	1.07[g]	1.07[g]	1.87[g]	77

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements and brokerage/service arrangements (Note 2).

e Portfolio turnover excludes dollar roll transactions.

f Excludes the impact of a current period reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.05% of average net assets for the period ended December 31, 2010.

g Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.10%

12/31/08	0.15

12/31/07	0.08

12/31/06	0.10

h Includes interest accrued in connection with certain derivatives contracts, which amounted to 0.13% of average net assets as of December 31, 2009.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund	39

Notes to financial statements 6/30/11 (Unaudited)

Note 1 — Significant accounting policies

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks long-term return consistent with preservation of capital. We invest mainly in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We may also select other investments that do not fall within these asset classes. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from January 1, 2011 through June 30, 2011.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

C) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The

40	Putnam VT Global Asset Allocation Fund

cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

E) Futures contracts The fund uses futures contracts to equitize cash and to manage exposure to market risk. The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

F) Options contracts The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own, to generate additional income for the portfolio and to enhance returns on securities owned. The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund did not have any activity on purchased options contracts during the reporting period.

G) Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

H) Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to credit risk, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $25,200,000 on total return swap contracts for the reporting period.

I) Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

J) Credit default contracts The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the

Putnam VT Global As set Allocation Fund	41

fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $17,800,000 on credit default swap contracts for the reporting period.

K) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,486,910 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $3,563,256 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $4,084,690.

L) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

N) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the value of securities loaned amounted to $23,071,256. Certain of these securities were sold prior to the close of the reporting period and are included in Receivable for investments sold on the Statement of assets and liabilities. The fund received cash collateral of $23,398,372.

P) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Q) Line of credit The fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the

42	Putnam VT Global Asset Allocation Fund

participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

R) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2010, the fund had a capital loss carryover of $41,343,932 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$14,547,990	12/31/16

26,795,942	12/31/17

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $269,206,999, resulting in gross unrealized appreciation and depreciation of $26,242,980 and $4,918,912, respectively, or net unrealized appreciation of $21,324,068.

S) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

T) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

U) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 47.1% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion,
0.515%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $357 under the expense offset arrangements and by $4,452 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $136, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The

Putnam VT Global Asset Allocation Fund	43

purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $136,558,880 and $130,745,810, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

	Written swap option	Written swap option
	contract amounts	premiums received

Written options outstanding at
beginning of the reporting period	$40,817,000	$2,492,377

Options opened	—	—

Options exercised	—	—

Options expired	—	—

Options closed	—	—

Written options outstanding at
end of the reporting period	$40,817,000	$2,492,377

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/11		Year ended 12/31/10		Six months ended 6/30/11		Year ended 12/31/10

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	177,378	$2,678,002	362,574	$4,896,054	241,470	$3,629,245	602,965	$8,512,046

Shares issued in connection with
reinvestment of distributions	486,549	7,171,729	676,586	9,201,575	229,117	3,402,380	313,836	4,302,686

	663,927	9,849,731	1,039,160	14,097,629	470,587	7,031,625	916,801	12,814,732

Shares repurchased	(859,967)	(12,879,513)	(2,006,425)	(27,395,256)	(491,954)	(7,400,948)	(1,141,522)	(15,711,960)

Net decrease	(196,040)	$(3,029,782)	(967,265)	$(13,297,627)	(21,367)	$(369,323)	(224,721)	$(2,897,228)

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$307,449	Payables	$108,382

Foreign exchange contracts	Receivables	393,254	Payables	902,389

Equity contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation/(depreciation)	1,201,354*	Unrealized appreciation/(depreciation)	963,078*

Interest rate contracts	Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation/(depreciation)	1,773,772*	Unrealized appreciation (depreciation)	4,294,328*

Total		$3,675,829		$6,268,177

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments		Forward currency
under ASC 815	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$1,299,187	$1,299,187

Foreign exchange contracts	—	(1,714,477)	—	$(1,714,477)

Equity contracts	1,181,916	—	193,864	$1,375,780

Interest rate contracts	789,782	—	(1,316,255)	$(526,473)

Total	$1,971,698	$(1,714,477)	$176,796	$434,017

44	Putnam VT Global Asset Allocation Fund

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments			Forward currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(971,082)	$(971,082)

Foreign exchange contracts	—	—	(261,842)	—	(261,842)

Equity contracts	—	(77,201)	—	(627,394)	(704,595)

Interest rate contracts	(341,332)	(819,939)	—	1,616,826	455,555

Total	$(341,332)	$(897,140)	$(261,842)	$18,350	$(1,481,964)

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $16,071 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $79,692,540 and $97,256,922, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Putnam VT Global Asset Allocation Fund	45

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”), the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, Putnam Advisory Company (“PAC”).

The Board of Trustees, with the assistance of its Contract Committee which consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (“Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. Over the course of several months ending in June 2011, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees on a number of occasions. At the Trustees’ June 17, 2011 meeting, the Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2011. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. In reviewing management fees, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Most of the open-end Putnam funds have new management contracts, with new fee schedules reflecting the implementation of more competitive fee levels for many funds, complex-wide breakpoints for the open-end funds, and performance fees for some funds. These new management contracts have been in effect for a little over a year — since January or, for a few funds, February, 2010. The Trustees approved the new management contracts on July 10, 2009, and fund shareholders subsequently approved the contracts by overwhelming majorities of the shares voted.

Because these management contracts had been implemented only recently, the Contract Committee had limited practical experience with the operation of the new fee structures. Under its new management contract, your fund has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Contract Committee observed that the complex-wide breakpoints of the open-end funds had only been in place for a short while, and the Trustees will examine the operation of this new breakpoint structure in future years in light of further experience.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management agreed in 2009 to implement certain expense limitations. These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations did not apply. The expense limitations were:

(i) a contractual expense limitation applicable to all retail open-end funds of 37.5 basis points on investor servicing fees and expenses and

(ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions and extraordinary expenses). Putnam Management’s support for these expense limitations was an important factor in the Trustees’ decision to approve the continuance of your fund’s management, sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your

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fund’s relative standing. In the custom peer group, your fund ranked in the 3rd quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 4th quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2010 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2010 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of several investment oversight committees of the Trustees, which met on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Committee noted the substantial improvement in the performance of most Putnam funds during the 2009–2010 period and Putnam Management’s ongoing efforts to strengthen its investment personnel and processes. The Committee also noted the disappointing investment performance of some funds for periods ended December 31, 2010 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. peer group (Lipper VP (Underlying Funds) — Mixed-Asset Target Allocation Moderate Funds) for the one-year, three-year and five-year periods ended December 31, 2010 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

1st	2nd	3rd

Over the one-year, three-year and five-year periods ended December 31, 2010, there were 216, 148 and 108 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft-dollar credits acquired through these means are used primarily to supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft-dollar credits continues to be allocated to the payment of fund expenses. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with fund brokerage and soft-dollar allocations and trends in industry practices to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

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Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management contract, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services.

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Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Ravi Akhoury
Boston, MA 02109	P.O. Box 8383	Barbara M. Baumann
	Boston, MA 02266-8383	Charles B. Curtis
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		John A. Hill
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Kenneth R. Leibler
Robert E. Patterson
Investment Sub-Advisor	Legal Counsel	George Putnam, III
The Putnam Advisory Company, LLC	Ropes & Gray LLP	Robert L. Reynolds
One Post Office Square		W. Thomas Stephens
Boston, MA 02109

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Putnam VT Global Asset Allocation Fund	53

This report has been prepared for the shareholders	H505
of Putnam VT Global Asset Allocation Fund.	268679 8/11

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 26, 2011

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 26, 2011